UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23910

Venerable Variable Insurance Trust
(Exact name of registrant as specified in charter)
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(Address of principal executive offices) (Zip code)
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
1-888-755-1133
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-366-0066
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders

Venerable High Yield Fund

Class I

VHYIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable High Yield Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$40	0.79%

Key Fund Statistics

  Net Assets (thousands)$559,001
  Total Number of Portfolio Holdings 231
  Total Advisory Fees Paid (thousands) $1,837
  Portfolio Turnover Rate19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.2%
Preferred Stocks	0.2%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	82.4%
International Debt	14.3%
United States Government Agencies	1.9%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable High Yield Fund

Class V

VHYVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable High Yield Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$36	0.72%

Key Fund Statistics

  Net Assets (thousands)$559,001
  Total Number of Portfolio Holdings 231
  Total Advisory Fees Paid (thousands) $1,837
  Portfolio Turnover Rate19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.2%
Preferred Stocks	0.2%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	82.4%
International Debt	14.3%
United States Government Agencies	1.9%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Large Cap Index Fund

Class V

VVLVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable Large Cap Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$26	0.51%

Key Fund Statistics

  Net Assets (thousands)$3,265,545
  Total Number of Portfolio Holdings 506
  Total Advisory Fees Paid (thousands) $2,371
  Portfolio Turnover Rate9%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	1.0%
Common Stocks	99.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	40.6%
Financial Services	14.7%
Consumer Discretionary	14.0%
Health Care	9.0%
Producer Durables	7.3%
Consumer Staples	3.8%
Utilities	3.6%
Materials and Processing	3.0%
Energy	3.0%
Other	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Moderate Allocation Fund

Class V

VMAVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable Moderate Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$9	0.17%

Key Fund Statistics

  Net Assets (thousands)$2,245,156
  Total Number of Portfolio Holdings 3
  Total Advisory Fees Paid (thousands) $558
  Portfolio Turnover Rate5%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	60.4%
Fixed Income	39.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Strategic Bond Fund

Class I

VVBIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$30	0.59%

Key Fund Statistics

  Net Assets (thousands)$1,706,626
  Total Number of Portfolio Holdings 470
  Total Advisory Fees Paid (thousands) $3,848
  Portfolio Turnover Rate60%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(18.0)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	115.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	43.8%
United States Government Treasuries	34.0%
Corporate Bonds and Notes	25.7%
International Debt	9.2%
Asset-Backed Securities	3.2%
Other	(15.9)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Strategic Bond Fund

Class V

VVBVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$40	0.80%

Key Fund Statistics

  Net Assets (thousands)$1,706,626
  Total Number of Portfolio Holdings 470
  Total Advisory Fees Paid (thousands) $3,848
  Portfolio Turnover Rate60%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(18.0)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	115.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	43.8%
United States Government Treasuries	34.0%
Corporate Bonds and Notes	25.7%
International Debt	9.2%
Asset-Backed Securities	3.2%
Other	(15.9)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable US Large Cap Strategic Equity Fund

Class I

VVSIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$37	0.73%

Key Fund Statistics

  Net Assets (thousands)$3,558,975
  Total Number of Portfolio Holdings 465
  Total Advisory Fees Paid (thousands) $10,440
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Financial Services	16.6%
Consumer Discretionary	13.0%
Health Care	9.8%
Producer Durables	8.3%
Materials and Processing	4.6%
Consumer Staples	3.7%
Energy	3.0%
Utilities	3.0%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable US Large Cap Strategic Equity Fund

Class V

VVSVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 336-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44	0.86%

Key Fund Statistics

  Net Assets (thousands)$3,558,975
  Total Number of Portfolio Holdings 465
  Total Advisory Fees Paid (thousands) $10,440
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Financial Services	16.6%
Consumer Discretionary	13.0%
Health Care	9.8%
Producer Durables	8.3%
Materials and Processing	4.6%
Consumer Staples	3.7%
Energy	3.0%
Utilities	3.0%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Item 2. Code of Ethics.

Annual Report Only.

Item 3. Audit Committee Financial Expert.

Annual Report Only.

Item 4. Principal Accountant Fees and Services.

Annual Report Only.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Venerable Variable Insurance Trust
JUNE 30, 2025 (Unaudited)
FUND
Venerable High Yield Fund
Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund
Venerable Strategic Bond Fund
Venerable US Large Cap Strategic Equity Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with five different
investment portfolios referred to
as Funds.

Page
Venerable High Yield Fund (Form N-CSR Item 7) 3
Venerable Large Cap Index Fund (Form N-CSR Item 7) 14
Venerable Moderate Allocation Fund (Form N-CSR Item 7) 26
Venerable Strategic Bond Fund (Form N-CSR Item 7) 32
Venerable US Large Cap Strategic Equity Fund (Form N-CSR Item 7) 48
Notes to Schedules of Investments (Form N-CSR Item 7) 60
Notes to Financial Highlights (Form N-CSR Item 7) 61
Notes to Financial Statements (Form N-CSR Item 7) 62
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11) 73
Adviser, Sub-Advisers and Service Providers 86
Venerable Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Created by an investor group led by affiliates of
Apollo Global Management, Inc., Crestview Partners, and Reverence Capital Partners, Venerable owns and manages legacy variable annuity business acquired from other entities.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 3
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.6%
Corporate Bonds and Notes - 82.4%
Consumer Discretionary - 18.9%
Adient Global Holdings, Ltd.
7.000% due 04/15/28 (Þ) 1,150 1,184
7.500% due 02/15/33 (Þ) 500 512
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,282
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 2,675 2,782
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 2,800 2,673
7.000% due 02/15/30 (Þ) 1,200 1,243
6.500% due 02/15/32 (Þ) 2,000 2,051
Carnival Corp.
5.750% due 03/01/27 (Þ) 2,000 2,016
5.750% due 03/15/30 (Þ) 4,500 4,579
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 4,900 4,880
4.500% due 08/15/30 (Þ) 3,500 3,336
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/29 (Þ) 1,900 1,757
7.875% due 04/01/30 (Þ) 3,400 3,509
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 2,400 1,660
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 2,600 2,591
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 5,900 4,568
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,700 2,815
Evergreen Acqco 1, LP / TVI, Inc.
9.750% due 04/26/28 (Þ) 1,260 1,318
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 1,200 1,150
6.750% due 01/15/30 (Þ) 4,800 4,433
FirstCash , Inc.
4.625% due 09/01/28 (Þ) 500 491
6.875% due 03/01/32 (Þ) 3,700 3,830
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 4,650 4,684
Gates Corp.
6.875% due 07/01/29 (Þ) 4,500 4,672
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 2,400 2,495
Mohegan Tribal Gaming Authority /
MS Digital Entertainment Holdings
LLC
8.250% due 04/15/30 (Þ) 2,500 2,580
NCL Corp., Ltd.
7.750% due 02/15/29 (Þ) 2,000 2,127
6.750% due 02/01/32 (Þ) 2,100 2,145
Newell Brands, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
8.500% due 06/01/28 (Þ) 1,200 1,264
6.375% due 05/15/30 300 292
6.625% due 05/15/32 250 239
OneSky Flight LLC
8.875% due 12/15/29 (Þ) 1,075 1,119
OUTFRONT Media Capital LLC /
OUTFRONT Media Capital Corp.
4.625% due 03/15/30 (Þ) 5,400 5,161
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 2,750 2,839
Royal Caribbean Cruises, Ltd.
6.000% due 02/01/33 (Þ) 3,300 3,362
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 1,500 1,548
Station Casinos LLC
4.500% due 02/15/28 (Þ) 1,000 981
Under Armour , Inc.
7.250% due 07/15/30 (Þ) 1,345 1,365
Viking Cruises, Ltd.
5.875% due 09/15/27 (Þ) 1,100 1,099
9.125% due 07/15/31 (Þ) 900 970
Series 144A
7.000% due 02/15/29 (Þ) 2,900 2,925
WarnerMedia Holdings, Inc.
4.054% due 03/15/29 1,960 1,825
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 803
7.750% due 09/15/30 (Þ) 1,000 1,008
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,262
105,425
Consumer Staples - 7.1%
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 2,600 2,716
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 521 559
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 1,900 1,982
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 1,700 1,740
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 3,700 3,912
8.625% due 05/15/32 (Þ) 1,200 1,278
Grand Canyon University
5.125% due 10/01/28 5,700 5,528
Herc Holdings, Inc.
6.625% due 06/15/29 (Þ) 600 616
7.000% due 06/15/30 (Þ) 1,250 1,309
7.250% due 06/15/33 (Þ) 850 891
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
3.375% due 08/31/27 (Þ) 4,000 3,870

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Primo Water Holdings, Inc. / Triton
Water Holdings, Inc.
Series 144A
4.375% due 04/30/29 (Þ) 300 291
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 3,000 2,880
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,649
United Rentals NA, Inc.
6.125% due 03/15/34 (Þ) 2,500 2,578
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 950 1,029
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 3,100 3,043
39,871
Energy - 10.4%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 2,500 2,517
Aris Water Holdings LLC
7.250% due 04/01/30 (Þ) 2,250 2,319
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
8.125% due 01/15/27 (Þ) 1,600 1,590
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 2,000 2,081
Civitas Resources, Inc.
8.750% due 07/01/31 (Þ) 600 607
Crescent Energy Finance LLC
7.375% due 01/15/33 (Þ) 875 837
8.375% due 01/15/34 (Þ) 2,320 2,321
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 1,200 1,160
Expand Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,354
Hess Midstream Operations, LP
5.875% due 03/01/28 (Þ) 2,200 2,233
6.500% due 06/01/29 (Þ) 1,700 1,747
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 2,600 2,623
Kodiak Gas Services LLC
7.250% due 02/15/29 (Þ) 2,600 2,691
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 (Þ) 2,700 2,651
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,749
Nabors Industries, Inc.
9.125% due 01/31/30 (Þ) 2,000 1,915
8.875% due 08/15/31 (Þ) 2,400 1,787
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 500 478
Sunoco, LP
6.250% due 07/01/33 (Þ) 1,650 1,677
Tranocean Aquila, Ltd.
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
8.000% due 09/30/28 (Þ) 1,060 1,071
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 633 648
Transocean, Inc.
8.250% due 05/15/29 (Þ) 600 555
8.750% due 02/15/30 (Þ) 1,040 1,072
6.800% due 03/15/38 2,300 1,615
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,604
4.125% due 08/15/31 (Þ) 1,400 1,297
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 2,400 2,615
8.375% due 06/01/31 (Þ) 2,100 2,182
Series 144A
8.125% due 06/01/28 (Þ) 1,500 1,549
Venture Global Plaquemines LNG LLC
6.500% due 01/15/34 975 975
6.750% due 01/15/36 1,650 1,650
Viper Energy, Inc.
5.375% due 11/01/27 (Þ) 1,300 1,301
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 1,500 1,545
58,016
Financial Services - 14.1%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 2,300 2,399
7.500% due 11/06/30 (Þ) 2,400 2,479
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 04/15/28 (Þ) 1,700 1,728
7.000% due 01/15/31 (Þ) 2,900 3,000
7.375% due 10/01/32 (Þ) 600 619
Encore Capital Group, Inc.
9.250% due 04/01/29 (Þ) 1,300 1,383
8.500% due 05/15/30 (Þ) 2,600 2,789
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,362
8.375% due 04/01/32 (Þ) 500 505
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 4,100 3,930
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 1,400 1,448
5.625% due 07/15/32 (Þ) 4,800 4,760
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 873
6.125% due 11/01/32 (Þ) 3,100 3,127
6.750% due 05/01/33 (Þ) 2,500 2,577
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,379
8.250% due 05/15/30 (Þ) 1,200 1,243
MPT Operating Partnership, LP / MPT
Finance Corp.
Series 144A
8.500% due 02/15/32 (Þ) 3,100 3,246
Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/31 (Þ) 5,500 5,558

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 5
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
OneMain Finance Corp.
5.375% due 11/15/29 1,300 1,279
7.125% due 11/15/31 1,400 1,456
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 700 703
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 (Þ) 3,200 3,191
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 300 308
5.000% due 10/01/29 (Þ) 3,700 3,411
8.875% due 01/31/30 (Þ) 1,400 1,456
RHP Hotel Properties, LP / RHP
Finance Corp.
7.250% due 07/15/28 (Þ) 2,200 2,278
6.500% due 04/01/32 (Þ) 1,800 1,851
6.500% due 06/15/33 (Þ) 1,050 1,081
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.625% due 03/01/29 (Þ) 3,400 3,232
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 1,060 1,071
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 3,600 3,774
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 3,600 3,488
XHR, LP
6.625% due 05/15/30 (Þ) 800 816
78,800
Health Care - 6.3%
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 2,200 2,123
10.875% due 01/15/32 (Þ) 3,300 3,493
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,940
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 6,134
Endo Finance Holdings, Inc.
8.500% due 04/15/31 (Þ) 3,400 3,605
Insulet Corp.
6.500% due 04/01/33 (Þ) 700 730
IQVIA, Inc.
6.250% due 06/01/32 (Þ) 3,300 3,387
MPH Acquisition Holdings LLC
5.750% due 12/31/30 (Þ) 378 312
6.500% due 12/31/30 (Þ) 579 572
6.000% due 03/31/31 (Þ) 3,243 2,415
Neogen Food Safety Corp.
8.625% due 07/20/30 (Þ) 4,300 4,450
Tenet Healthcare Corp.
6.125% due 06/15/30 2,600 2,645
6.750% due 05/15/31 1,500 1,552
35,358
Materials and Processing - 8.2%
Cleveland-Cliffs, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
7.000% due 03/15/32 (Þ) 5,300 5,001
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 (Þ) 2,550 2,613
Constellium SE
3.750% due 04/15/29 (Þ) 3,500 3,289
Series 144A
6.375% due 08/15/32 (Þ) 2,600 2,643
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,192
GPD Cos., Inc.
10.125% due 04/01/26 (Þ) 4,700 4,521
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,300 1,294
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,340
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 350 353
6.125% due 07/31/32 (Þ) 500 508
Magnera Corp.
4.750% due 11/15/29 (Þ) 1,500 1,324
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/27 (Þ) 900 893
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,355
6.875% due 01/30/30 (Þ) 1,300 1,344
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 2,100 2,153
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 4,500 4,828
Standard Building Solutions, Inc.
6.500% due 08/15/32 (Þ) 4,100 4,197
Vibrantz Technologies, Inc.
9.000% due 02/15/30 (Þ) 4,100 2,816
45,664
Producer Durables - 8.1%
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 4,000 3,863
6.875% due 08/15/32 (Þ) 1,200 1,244
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 1,200 1,235
6.250% due 03/15/33 (Þ) 900 930
Beacon Mobility, Corp.
7.250% due 08/01/30 (Þ) 970 990
Boeing Co. (The)
Series WI
6.528% due 05/01/34 2,900 3,154
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 1,754
Energizer Holdings, Inc.
4.375% due 03/31/29 (Þ) 1,000 947
Esab Corp.
6.250% due 04/15/29 (Þ) 2,000 2,048
First Student Bidco , Inc.
4.000% due 07/31/29 (Þ) 2,000 1,880

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 4,100 4,207
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 1,150 1,183
6.750% due 03/01/33 (Þ) 600 619
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 2,000 2,098
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 5,000 4,773
Waste Pro USA, Inc.
7.000% due 02/01/33 (Þ) 1,000 1,040
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 4,900 5,116
Weekly Homes LLC / Weekley Finance
Corp.
4.875% due 09/15/28 (Þ) 1,600 1,549
WESCO Distribution, Inc.
6.375% due 03/15/33 (Þ) 2,500 2,583
XPO, Inc.
7.125% due 02/01/32 (Þ) 4,100 4,294
45,507
Technology - 6.1%
CACI International, Inc.
6.375% due 06/15/33 (Þ) 1,650 1,704
Cogent Communications Group LLC /
Cogent Finance, Inc.
6.500% due 07/01/32 (Þ) 2,100 2,068
Cogent Communications Group, Inc.
/ Cogent Communications Finance,
Inc.
Series 144A
7.000% due 06/15/27 (Þ) 2,400 2,405
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 5,600 5,874
Gartner, Inc.
4.500% due 07/01/28 (Þ) 500 495
Gen Digital, Inc.
6.250% due 04/01/33 (Þ) 900 925
Gray Media, Inc.
5.375% due 11/15/31 (Þ) 1,100 822
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,626
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 4,600 4,798
Rocket Software, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,361
Seagate Data Storage Technology Pte.,
Ltd.
5.875% due 07/15/30 (Þ) 2,000 2,036
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 3,250 3,292
Snap, Inc.
6.875% due 03/01/33 (Þ) 1,400 1,436
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Zebra Technologies Corp.
6.500% due 06/01/32 (Þ) 2,300 2,365
34,207
Utilities - 3.2%
CommScope LLC
7.125% due 07/01/28 (Þ) 2,000 1,964
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 4,600 4,295
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 2,000 2,002
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 3,500 3,744
Venture Global Plaquemines LNG LLC
7.500% due 05/01/33 (Þ) 850 910
7.750% due 05/01/35 (Þ) 850 921
Vistra Operations Co. LLC
7.750% due 10/15/31 (Þ) 3,700 3,931
17,767
460,615
International Debt - 14.3%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 3,100 3,185
Atlantica Sustainable Infrastructure,
Ltd.
4.125% due 06/15/28 (Þ) 2,800 2,682
ATS Corp.
4.125% due 12/15/28 (Þ) 3,000 2,868
Banjay Entertainment SAS
8.125% due 05/01/29 (Þ) 3,900 4,046
Bombardier, Inc.
6.750% due 06/15/33 (Þ) 3,550 3,677
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,396
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 1,100 1,100
Cerdia Finanz GMBH
9.375% due 10/03/31 (Þ) 1,900 1,971
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 3,000 3,021
Consolidated Energy Finance SA
Series 144A
5.625% due 10/15/28 (Þ) 700 600
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 2,050 1,533
Efesto Bidco SPA/ Efesto US LLC
Series XR
7.500% due 02/15/32 (Þ) 4,250 4,315
GGAM Finance, Ltd.
8.000% due 06/15/28 (Þ) 1,400 1,481
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 2,941
Grifols SA

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 7
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Series 144A
4.750% due 10/15/28 (Þ) 4,300 4,126
IHO Verwaltungs GmbH
7.750% due 11/15/30 (Þ) 800 821
8.000% due 11/15/32 (Þ) 900 919
Iliad Holding SASU
7.000% due 04/15/32 (Þ) 3,775 3,866
Jaguar Land Rover Automotive PLC
5.500% due 07/15/29 (Þ) 1,975 1,966
Jones Deslauriers Insurance
Management, Inc.
10.500% due 12/15/30 (Þ) 3,300 3,534
Kedrion SpA
6.500% due 09/01/29 (Þ) 5,900 5,651
Macquarie Airfinance Holdings, Ltd.
6.500% due 03/26/31 (Þ) 1,700 1,799
Opal Bidco SAS
6.500% due 03/31/32 (Þ) 3,600 3,669
RB Global Holdings, Inc.
6.750% due 03/15/28 (Þ) 500 513
Toucan FinCo , Ltd./Toucan FinCo Can,
Inc./Toucan FinCo US LLC
9.500% due 05/15/30 (Þ) 2,500 2,553
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 5,000 5,207
Zegona Finance PLC
8.625% due 07/15/29 (Þ) 4,500 4,807
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 4,000 3,695
79,942
United States Government Agencies - 1.9%
Federal Home Loan Bank Discount
Notes
4.290% due 07/01/25 (ž) 10,750 10,749
Total Long-Term Fixed
Income Investments
(cost $550,173) 551,306
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Preferred Stocks - 0.2%
Consumer Discretionary - 0.2%
Boeing Co. (The)
6.000% due 10/15/27 11,000 748
Total Preferred Stocks
(cost $550) 748
Total Investments - 98.8%
(cost $550,723) 552,054
Other Assets net of
Liabilities - 1.2%
6,947
Net Assets - 100.0%
559,001

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Venerable High Yield Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments $ — $ 551,306 $ — $ 551,306
Preferred Stocks 748 — — 748
Total Investments $ 748 $ 551,306 $ — $ 552,054
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,533 0 .3
Canada ................................................................................................
24,478 4 .4
France .................................................................................................
14,978 2 .7
Germany .............................................................................................
7,405 1 .3
Ireland ................................................................................................
1,481 0 .3
Italy ....................................................................................................
9,965 1 .8
Spain ..................................................................................................
6,808 1 .2
Switzerland ........................................................................................
600 0 .1
United Kingdom .................................................................................
12,694 2 .3
United States ......................................................................................
472,112 84 .4
Total Investments ............................................................................... 552,054

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 9
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 550,723
Investments, at fair value .............................................................................................................................................................
552,054
Receivables:
Dividends and interest ...................................................................................................................................................... 9,891
Investments sold ............................................................................................................................................................... 10,256
Fund shares sold ............................................................................................................................................................... 308
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
572,511
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,617
Investments purchased ..................................................................................................................................................... 11,497
Accrued fees to affiliates .................................................................................................................................................. 348
Other accrued expenses .................................................................................................................................................... 48
Total liabilities ...........................................................................................................................................................
13,510
Net Assets ...............................................................................................................................................................
$ 559,001
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,305
Paid-in capital ..............................................................................................................................................................................
557,696
Net Assets ...............................................................................................................................................................
$ 559,001
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ...........................................................................................................................................
$ 10.03
Class I — Net asset s ........................................................................................................................................................... $ 444,914,499
Class I — Shares outstandin g ............................................................................................................................................. 44,343,634
Net asset value per share: Class V (#) ..........................................................................................................................................
$ 10.03
Class V — Net asset s .......................................................................................................................................................... $ 114,086,916
Class V — Shares outstanding ............................................................................................................................................ 11,370,197
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
10 Venerable High Yield Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 19,575
Dividends ......................................................................................................................................................................... 8
Total investment income ..............................................................................................................................................................
19,583
Expenses
Advisory fees ................................................................................................................................................................... 1,837
Administrative fees .......................................................................................................................................................... 339
Distribution fees - Class V ............................................................................................................................................... 172
Professional fees .............................................................................................................................................................. 41
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 2,417
Expense reductions .......................................................................................................................................................... (215)
Net expenses ................................................................................................................................................................................
2,202
Net investment income (loss) .......................................................................................................................................................
17,381
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,624)
Net realized gain (loss) ................................................................................................................................................................
(2,624)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 9,072
Net change in unrealized appreciation (depreciation) ................................................................................................................. 9,072
Net realized and unrealized gain (loss) ........................................................................................................................................ 6,448
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 23,829

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 11
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 17,381 $ 11,282
Net realized gain (loss) ....................................................................................................................... (2,624) (370)
Net change in unrealized appreciation (depreciation) ........................................................................ 9,072 (7,741)
Net increase (decrease) in net assets from operations .............................................................................. 23,829 3,171
Distributions
To shareholders
Class I ........................................................................................................................................... (14,192) (6,246)
Class V .......................................................................................................................................... (3,666) (1,591)
Net decrease in net assets from distributions ............................................................................................ (17,858) (7,837)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (44,275) 601,971
Total Net Increase (Decrease) in Net Assets ........................................................................
(38,304) 597,305
Net Assets
Beginning of period .................................................................................................................................. 597,305 —
End of period .............................................................................................................................................
$ 559,001 $ 597,305
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 109 $ 1,031 50,320 $ 503,278
Proceeds from reinvestment of distributions 1,437 14,192 627 6,246
Payments for shares redeemed (5,274) (52,178) (2,875) (28,683)
Net increase (decrease)
(3,728) (36,955) 48,072 480,841
Class V
Proceeds from shares sold 49 489 12,969 129,699
Proceeds from reinvestment of distributions 371 3,666 160 1,591
Payments for shares redeemed (1,162) (11,475) (1,017) (10,160)
Net increase (decrease)
(742) (7,320) 12,112 121,130
Total increase (decrease)
(4,470) $ (44,275) 60,184 $ 601,971
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of the financial statements.
12 Venerable High Yield Fund
Venerable Variable Insurance Trust
Venerable High Yield Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 9.92 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.30 .19
$ Net Realized and Unrealized Gain (Loss) .12 (.14)
$ Total from Investment Operations .42 .05
Less distributions:
– –
$ Distributions from Net Investment Income (.31) (.13)
$ Total Distributions (.31) (.13)
$ Net Asset Value, End of Period 10.03 9.92
% Total Return
(ǿ)(±)
4. 31 .47
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 444,914 477,090
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.79 .83
% Expenses, Net
(ɯ)(Ƃ)
.79 .80
% Net Investment Income
(ɯ)(Ƃ)
6.14 1.83
% Portfolio Turnover Rate
(ǿ)
19 7
Class V
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 9.93 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.30 .19
$ Net Realized and Unrealized Gain (Loss) .11 (.13)
$ Total from Investment Operations .41 .06
Less distributions:
– –
$ Distributions from Net Investment Income (.31) (.13)
$ Total Distributions (.31) (.13)
$ Net Asset Value, End of Period 10.03 9.93
% Total Return
(ǿ)(±)
4.24 .59
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 114,087 120,215
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.09 1.13
% Expenses, Net
(ɯ)(Ƃ)
.72 .72
% Net Investment Income
(ɯ)(Ƃ)
6.21 1.85
% Portfolio Turnover Rate
(ǿ)
19 7

Venerable Variable Insurance Trust
Venerable High Yield Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 13
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Federal Income Taxes
At June 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 296,971
Administrative fees 48,274
Trustees' fees 2,660
$ 347,905
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 550,829,225 $ 6,414,711 $ (5,190,258) $ 1,224,453

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
14 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 99.0%
Consumer Discretionary - 14.0%
Amazon.com, Inc.(Æ) 582,052 127,695
AutoZone, Inc.(Æ) 1,028 3,816
Axon Enterprise, Inc.(Æ) 4,550 3,767
Best Buy Co., Inc. 12,064 810
Caesars Entertainment, Inc.(Æ) 13,171 374
CarMax, Inc.(Æ) 9,537 641
Carnival Corp.(Æ) 64,298 1,808
Charter Communications, Inc. Class A(Æ) 5,980 2,445
Chipotle Mexican Grill, Inc. Class A(Æ) 83,082 4,665
Comcast Corp. Class A 229,412 8,188
Costco Wholesale Corp. 27,327 27,052
Darden Restaurants, Inc. 7,182 1,565
Deckers Outdoor Corp.(Æ) 9,409 970
Dollar General Corp. 13,482 1,542
Dollar Tree, Inc.(Æ) 12,396 1,228
Domino's Pizza, Inc. 2,183 984
DR Horton, Inc. 17,030 2,196
eBay, Inc. 28,394 2,114
Expedia Group, Inc. 7,645 1,290
FactSet Research Systems, Inc. 2,359 1,055
Ford Motor Co. 241,276 2,618
Fox Corp. Class A 13,790 773
Fox Corp. Class B 8,177 422
Garmin, Ltd. 9,526 1,988
General Motors Co. 59,218 2,914
Genuine Parts Co. 8,621 1,046
Hasbro, Inc. 8,127 600
Hilton Worldwide Holdings, Inc. 14,749 3,928
Home Depot, Inc. (The) 61,225 22,448
Hubbell, Inc. Class B 3,328 1,359
Interpublic Group of Cos., Inc. (The) 22,846 559
Las Vegas Sands Corp. 21,756 947
Lennar Corp. Class A 14,479 1,602
Live Nation Entertainment, Inc.(Æ) 9,723 1,471
Lowe's Cos., Inc. 34,611 7,679
Lululemon Athletica , Inc.(Æ) 6,943 1,650
Marriott International, Inc. Class A 14,019 3,830
McDonald's Corp. 43,931 12,835
MGM Resorts International(Æ) 13,723 472
Netflix, Inc. Class B(Æ) 26,213 35,102
News Corp. Class A 23,930 711
News Corp. Class B 7,647 262
NIKE, Inc. Class B 72,416 5,144
Norwegian Cruise Line Holdings, Ltd.(Æ) 28,590 580
NVR, Inc.(Æ) 184 1,359
Omnicom Group, Inc. 12,184 877
O'Reilly Automotive, Inc.(Æ) 52,815 4,760
Paramount Global Class B 35,348 456
PulteGroup, Inc. 12,411 1,309
Ralph Lauren Corp. Class A 2,473 678
Ross Stores, Inc. 20,234 2,581
Royal Caribbean Cruises, Ltd. 15,178 4,753
RTX Corp. 82,277 12,014
Starbucks Corp. 69,623 6,380
Tapestry, Inc. 12,696 1,115
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Target Corp. 28,412 2,803
Tesla, Inc.(Æ) 172,607 54,829
TJX Cos., Inc. (The) 68,911 8,510
TKO Group Holdings, Inc. 4,215 767
Tractor Supply Co. 32,736 1,727
Ulta Beauty, Inc.(Æ) 2,840 1,329
Walmart, Inc. 265,909 26,001
Walt Disney Co. (The) 110,818 13,743
Warner Bros. Discovery, Inc.(Æ) 136,781 1,568
Williams-Sonoma, Inc. 7,547 1,233
Wynn Resorts, Ltd. 5,671 531
Yum! Brands, Inc. 17,336 2,569
457,037
Consumer Staples - 3.8%
Altria Group, Inc. 103,904 6,092
Archer-Daniels-Midland Co. 29,672 1,566
Brown-Forman Corp. Class B 11,293 304
Bunge, Ltd. 8,451 678
Campbell Co. (The) 12,198 374
Church & Dwight Co., Inc. 15,252 1,466
Clorox Co. (The) 7,800 937
Coca-Cola Co. (The) 238,611 16,882
Colgate-Palmolive Co. 49,758 4,523
Conagra Brands, Inc. 29,597 606
Constellation Brands, Inc. Class A 9,636 1,568
CVS Health Corp. 77,287 5,331
Estee Lauder Cos., Inc. (The) Class A 14,817 1,197
General Mills, Inc. 34,179 1,771
Hershey Co. (The) 9,178 1,523
Hormel Foods Corp. 18,042 546
JM Smucker Co. (The) 6,524 641
Kellanova 16,482 1,311
Kenvue , Inc. 118,879 2,488
Keurig Dr Pepper, Inc. 83,575 2,763
Kimberly-Clark Corp. 20,566 2,651
Kraft Heinz Co. (The) 53,445 1,380
Kroger Co. (The) 37,762 2,709
McCormick & Co., Inc. 15,487 1,174
Molson Coors Beverage Co. Class B 10,676 513
Mondelez International, Inc. Class A 79,281 5,347
Monster Beverage Corp.(Æ) 43,410 2,719
PepsiCo, Inc. 84,067 11,100
Philip Morris International, Inc. 95,880 17,463
Procter & Gamble Co. (The) 144,422 23,008
Sysco Corp. 30,335 2,298
Tyson Foods, Inc. Class A 17,746 993
Walgreens Boots Alliance, Inc. 44,434 510
124,432
Energy - 3.0%
Baker Hughes Co. 61,376 2,353
Chevron Corp. 100,054 14,327
Coterra Energy, Inc. 45,165 1,146
Devon Energy Corp. 40,731 1,296
Diamondback Energy, Inc. 11,455 1,574
Eaton Corp. PLC 24,221 8,647

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 15
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Enphase Energy, Inc.(Æ) 8,375 332
EOG Resources, Inc. 33,621 4,021
EQT Corp. 36,998 2,158
Exxon Mobil Corp. 265,494 28,619
First Solar, Inc.(Æ) 6,635 1,098
Halliburton Co. 53,226 1,085
Hess Corp. 17,140 2,375
Kinder Morgan, Inc. 118,501 3,484
Marathon Petroleum Corp. 18,925 3,144
Occidental Petroleum Corp. 43,647 1,834
ONEOK, Inc. 38,050 3,106
Phillips 66 25,317 3,020
Schlumberger NV 83,776 2,832
Targa Resources Corp. 13,546 2,358
Texas Pacific Land Corp. 1,155 1,220
Valero Energy Corp. 19,630 2,639
Williams Cos., Inc. (The) 74,737 4,694
97,362
Financial Services - 14.7%
Aflac, Inc. 30,342 3,200
Alexandria Real Estate Equities, Inc.(ö) 9,554 694
Allstate Corp. (The) 16,252 3,272
American Express Co. 34,021 10,852
American International Group, Inc. 35,494 3,038
American Tower Corp.(ö) 28,645 6,331
Ameriprise Financial, Inc. 5,900 3,149
Aon PLC Class A 13,257 4,730
Apollo Global Management, Inc. 27,401 3,887
Arch Capital Group, Ltd. 23,235 2,116
Arthur J Gallagher & Co. 15,592 4,991
Assurant, Inc. 3,145 621
AvalonBay Communities, Inc.(ö) 8,714 1,773
Bank of America Corp. 403,601 19,098
Bank of New York Mellon Corp. (The) 43,995 4,008
Berkshire Hathaway, Inc. Class B(Æ) 112,956 54,872
BlackRock, Inc. 8,924 9,364
Blackstone, Inc. Class A 44,867 6,711
Brown & Brown, Inc. 17,224 1,910
BXP, Inc.(ö) 9,213 622
Camden Property Trust(ö) 6,540 737
Capital One Financial Corp. 39,052 8,309
Cboe Global Markets, Inc. 6,409 1,495
CBRE Group, Inc. Class A(Æ) 18,328 2,568
Charles Schwab Corp. (The) 104,462 9,531
Chubb, Ltd. 22,843 6,618
Cincinnati Financial Corp. 9,578 1,426
Citigroup, Inc. 115,067 9,795
Citizens Financial Group, Inc. 26,797 1,199
CME Group, Inc. Class A 22,084 6,087
Coinbase Global, Inc. Class A(Æ) 12,900 4,521
Crown Castle, Inc.(ö) 26,948 2,768
Digital Realty Trust, Inc.(ö) 19,399 3,382
Equinix , Inc.(ö) 5,956 4,738
Equity Residential(ö) 20,949 1,414
Erie Indemnity Co. Class A 1,547 536
Essex Property Trust, Inc.(ö) 3,942 1,117
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Everest Re Group, Ltd. 2,665 906
Extra Space Storage, Inc.(ö) 13,144 1,938
Federal Realty Investment Trust(ö) 4,728 449
Fifth Third Bancorp 41,052 1,688
Franklin Resources, Inc. 19,217 458
Globe Life, Inc. 5,205 647
Goldman Sachs Group, Inc. (The) 18,896 13,374
Hartford Insurance Group, Inc. (The) 17,833 2,262
Healthpeak Properties, Inc.(ö) 44,300 776
Host Hotels & Resorts, Inc.(ö) 42,851 658
Huntington Bancshares, Inc. 89,062 1,493
Intercontinental Exchange, Inc. 35,221 6,462
Invesco, Ltd. 27,779 438
Invitation Homes, Inc.(ö) 34,940 1,146
Iron Mountain, Inc.(ö) 18,006 1,847
JPMorgan Chase & Co. 171,192 49,630
KeyCorp 61,071 1,064
Kimco Realty Corp.(ö) 42,132 886
KKR & Co., Inc. Class A 41,381 5,505
Loews Corp. 11,186 1,025
M&T Bank Corp. 9,891 1,919
Marsh & McLennan Cos., Inc. 30,106 6,582
MasterCard, Inc. Class A 49,923 28,054
MetLife, Inc. 34,736 2,793
Mid-America Apartment Communities, Inc.
(ö) 7,249 1,073
Morgan Stanley 75,846 10,684
Nasdaq, Inc. 25,655 2,294
Northern Trust Corp. 12,014 1,523
PNC Financial Services Group, Inc. (The) 24,271 4,525
Principal Financial Group, Inc. 13,309 1,057
Progressive Corp. (The) 35,910 9,583
Prologis, Inc.(ö) 56,816 5,972
Prudential Financial, Inc. 21,950 2,358
Public Storage(ö) 9,772 2,867
Raymond James Financial, Inc. 11,435 1,754
Realty Income Corp.(ö) 55,619 3,204
Regency Centers Corp.(ö) 10,001 712
Regions Financial Corp. 56,363 1,326
SBA Communications Corp.(ö) 6,590 1,548
Simon Property Group, Inc.(ö) 18,809 3,024
State Street Corp. 17,683 1,880
Synchrony Financial 24,105 1,609
T Rowe Price Group, Inc. 13,801 1,332
Travelers Cos., Inc. (The) 13,899 3,719
Truist Financial Corp. 80,674 3,468
UDR, Inc.(ö) 18,669 762
US Bancorp 95,628 4,327
Ventas, Inc.(ö) 26,796 1,692
VICI Properties, Inc.(ö) 65,374 2,131
Visa, Inc. Class A 105,396 37,421
W.R. Berkley Corp. 18,406 1,352
Wells Fargo & Co. 200,456 16,061
Welltower , Inc.(ö) 38,268 5,883
Weyerhaeuser Co.(ö) 44,472 1,142

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
16 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Willis Towers Watson PLC 6,184 1,895
481,658
Health Care - 9.0%
Abbott Laboratories 107,172 14,576
AbbVie, Inc. 108,768 20,190
Agilent Technologies, Inc. 17,695 2,088
Align Technology, Inc.(Æ) 4,344 822
Amgen, Inc. 32,938 9,197
Baxter International, Inc. 32,309 978
Becton Dickinson & Co. 17,606 3,033
Biogen, Inc.(Æ) 9,074 1,140
Bio- Techne Corp. 9,799 504
Boston Scientific Corp.(Æ) 91,114 9,787
Bristol-Myers Squibb Co. 124,423 5,760
Cardinal Health, Inc. 14,979 2,516
Cencora , Inc. Class A 10,585 3,174
Centene Corp.(Æ) 30,805 1,672
Charles River Laboratories International,
Inc.(Æ) 3,238 491
Cigna Group (The) 16,456 5,440
Cooper Cos, Inc. (The)(Æ) 12,376 881
Danaher Corp. 39,232 7,750
DaVita, Inc.(Æ) 2,699 384
DexCom , Inc.(Æ) 24,216 2,114
Edwards Lifesciences Corp.(Æ) 36,172 2,829
Elevance Health, Inc. 13,918 5,414
Eli Lilly & Co. 48,431 37,752
GE HealthCare Technologies, Inc. 28,355 2,100
Gilead Sciences, Inc. 76,396 8,470
HCA Healthcare, Inc. 10,670 4,088
Henry Schein, Inc.(Æ) 7,639 558
Hologic , Inc.(Æ) 14,206 926
Humana, Inc. 7,395 1,808
IDEXX Laboratories, Inc.(Æ) 4,949 2,654
Incyte Corp.(Æ) 9,845 670
Insulet Corp.(Æ) 4,350 1,367
Intuitive Surgical, Inc.(Æ) 22,059 11,987
IQVIA Holdings, Inc.(Æ) 10,255 1,616
Johnson & Johnson 148,212 22,638
Labcorp Holdings, Inc. 5,118 1,344
McKesson Corp. 7,682 5,629
Medtronic PLC 78,595 6,851
Merck & Co., Inc. 155,116 12,279
Moderna , Inc.(Æ) 20,752 573
Molina Healthcare, Inc.(Æ) 3,442 1,025
Pfizer, Inc. 347,607 8,426
Quest Diagnostics, Inc. 6,805 1,222
Regeneron Pharmaceuticals, Inc. 6,444 3,383
ResMed , Inc. 9,107 2,350
Revvity , Inc. 7,547 730
Solventum Corp.(Æ) 8,750 664
STERIS PLC 6,023 1,447
Stryker Corp. 21,051 8,328
Thermo Fisher Scientific, Inc. 23,245 9,425
UnitedHealth Group, Inc. 55,880 17,433
Universal Health Services, Inc. Class B 3,641 660
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 15,737 7,006
Viatris , Inc. 73,127 653
Waters Corp.(Æ) 3,640 1,271
West Pharmaceutical Services, Inc. 4,491 983
Zimmer Biomet Holdings, Inc. 12,344 1,126
Zoetis, Inc. Class A 27,449 4,281
294,463
Materials and Processing - 3.0%
Air Products & Chemicals, Inc. 13,637 3,846
Albemarle Corp. 7,291 457
Amcor PLC 136,874 1,258
Ball Corp. 17,089 959
Builders FirstSource , Inc.(Æ) 6,800 793
Carrier Global Corp. 49,504 3,623
CF Industries Holdings, Inc. 9,980 918
Copart , Inc.(Æ) 54,367 2,668
Dow, Inc. 43,641 1,156
DuPont de Nemours, Inc. 25,626 1,758
Eastman Chemical Co. 7,060 527
Ecolab, Inc. 15,448 4,162
Fastenal Co. 70,307 2,953
Freeport-McMoRan, Inc. 88,102 3,819
General Electric Co. 65,786 16,932
International Flavors & Fragrances, Inc. 15,674 1,153
International Paper Co. 32,706 1,532
Johnson Controls International PLC 40,466 4,274
Lennox International, Inc. 1,964 1,126
Linde PLC 28,980 13,596
LKQ Corp. 16,115 596
LyondellBasell Industries NV Class A 16,410 949
Martin Marietta Materials, Inc. 3,790 2,081
Masco Corp. 13,421 864
Mohawk Industries, Inc.(Æ) 3,213 337
Mosaic Co. (The) 19,696 719
Newmont Corp. 68,560 3,994
Nucor Corp. 14,394 1,865
Packaging Corp. of America 5,529 1,042
Pool Corp. 2,357 687
PPG Industries, Inc. 14,221 1,618
Sherwin-Williams Co. (The) 14,203 4,877
Smurfit WestRock PLC 30,309 1,308
Steel Dynamics, Inc. 8,675 1,110
Trane Technologies PLC 13,749 6,014
Vulcan Materials Co. 8,189 2,136
97,707
Producer Durables - 7.3%
3M Co. 33,280 5,067
AMETEK, Inc. 14,343 2,596
Amphenol Corp. Class A 74,239 7,331
AO Smith Corp. 7,478 490
Aptiv PLC(Æ) 13,413 915
Automatic Data Processing, Inc. 24,927 7,687
Avery Dennison Corp. 5,087 893
Boeing Co. (The)(Æ) 46,446 9,731
C.H. Robinson Worldwide, Inc. 7,512 721

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 17
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Caterpillar, Inc. 28,966 11,244
Cintas Corp. 21,023 4,685
Corpay , Inc.(Æ) 4,274 1,418
CoStar Group, Inc.(Æ) 26,114 2,100
CSX Corp. 115,700 3,775
Cummins, Inc. 8,525 2,792
Deere & Co. 15,526 7,895
Delta Air Lines, Inc. 39,785 1,957
Dover Corp. 8,509 1,559
Emerson Electric Co. 34,571 4,609
Equifax, Inc. 7,689 1,994
Expeditors International of Washington, Inc. 8,680 992
FedEx Corp. 13,584 3,088
Fortive Corp. 20,922 1,091
Gartner, Inc.(Æ) 4,764 1,926
GE Vernova , Inc. 16,903 8,944
Generac Holdings, Inc.(Æ) 3,656 524
General Dynamics Corp. 15,554 4,536
Global Payments, Inc. 15,181 1,215
Honeywell International, Inc. 39,573 9,216
Howmet Aerospace, Inc. 24,828 4,621
Huntington Ingalls Industries, Inc. 2,427 586
IDEX Corp. 4,698 825
Illinois Tool Works, Inc. 16,372 4,048
Ingersoll Rand, Inc. 24,981 2,078
Jacobs Solutions, Inc. 7,759 1,020
JB Hunt Transport Services, Inc. 4,923 707
Keysight Technologies, Inc.(Æ) 10,722 1,757
L3Harris Technologies, Inc. 11,677 2,929
Lamb Weston Holdings, Inc. 8,845 459
Lockheed Martin Corp. 12,842 5,948
MarketAxess Holdings, Inc. 2,336 522
Mettler -Toledo International, Inc.(Æ) 1,282 1,506
Moody's Corp. 9,489 4,760
Nordson Corp. 3,321 712
Norfolk Southern Corp. 13,881 3,553
Northrop Grumman Corp. 8,341 4,170
Old Dominion Freight Line, Inc. 11,640 1,889
Otis Worldwide Corp. 24,587 2,435
PACCAR, Inc. 32,152 3,056
Parker-Hannifin Corp. 7,893 5,513
Paychex, Inc. 19,643 2,857
PayPal Holdings, Inc.(Æ) 60,628 4,506
Pentair PLC 10,246 1,052
Quanta Services, Inc. 9,036 3,416
Ralliant Corp.(Æ) 6,974 338
Republic Services, Inc. Class A 12,450 3,070
Rockwell Automation, Inc. 7,012 2,329
Rollins, Inc. 17,415 983
S&P Global, Inc. 19,309 10,180
Snap-on, Inc. 3,249 1,011
Southwest Airlines Co. 36,331 1,179
Stanley Black & Decker, Inc. 9,559 648
Teledyne Technologies, Inc.(Æ) 2,890 1,481
Textron, Inc. 11,559 928
TransDigm Group, Inc. 3,438 5,228
Trimble, Inc.(Æ) 15,236 1,158
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Union Pacific Corp. 36,805 8,468
United Airlines, Inc.(Æ) 20,150 1,605
United Parcel Service, Inc. Class B 44,827 4,525
United Rentals, Inc. 4,006 3,018
Veralto Corp. 15,335 1,548
Verisk Analytics, Inc. Class A 8,656 2,696
W.W. Grainger, Inc. 2,717 2,826
Waste Management, Inc. 22,389 5,123
Westinghouse Air Brake Technologies Corp. 10,594 2,218
Xylem, Inc. 15,064 1,949
Zebra Technologies Corp. Class A(Æ) 3,186 982
239,407
Technology - 40.6%
Accenture PLC Class A 38,342 11,460
Adobe, Inc.(Æ) 26,246 10,154
Advanced Micro Devices, Inc.(Æ) 99,336 14,096
Airbnb, Inc. Class A(Æ) 26,525 3,510
Akamai Technologies, Inc.(Æ) 9,315 743
Allegion PLC 5,329 768
Alphabet, Inc. Class A 358,153 63,117
Alphabet, Inc. Class C 289,210 51,303
Analog Devices, Inc. 30,387 7,233
ANSYS, Inc.(Æ) 5,357 1,881
Apple, Inc. 919,945 188,744
Applied Materials, Inc. 49,797 9,116
Arista Networks, Inc.(Æ) 63,325 6,479
Autodesk, Inc.(Æ) 13,179 4,080
Booking Holdings, Inc. 2,002 11,590
Broadcom, Inc. 289,516 79,805
Broadridge Financial Solutions, Inc. 7,269 1,767
Cadence Design Systems, Inc.(Æ) 16,806 5,179
CDW Corp. 8,262 1,476
Cisco Systems, Inc. 244,136 16,938
Cognizant Technology Solutions Corp.
Class A 30,665 2,393
Corning, Inc. 47,800 2,514
Corteva , Inc. 42,025 3,132
Crowdstrike Holdings, Inc. Class A(Æ) 15,330 7,808
Dayforce , Inc.(Æ) 10,259 568
Dell Technologies, Inc. Class C 18,455 2,263
DoorDash , Inc. Class A(Æ) 20,783 5,123
Electronic Arts, Inc. 14,052 2,244
EPAM Systems, Inc.(Æ) 3,517 622
F5, Inc.(Æ) 3,574 1,052
Fair Isaac Corp.(Æ) 1,498 2,738
Fidelity National Information Services, Inc. 32,485 2,645
Fiserv, Inc.(Æ) 34,151 5,888
Fortinet, Inc.(Æ) 38,989 4,122
Gen Digital, Inc. 34,323 1,009
GoDaddy , Inc. Class A(Æ) 8,756 1,577
Hewlett Packard Enterprise Co. 81,484 1,666
HP, Inc. 57,488 1,406
Intel Corp. 265,431 5,946
International Business Machines Corp. 57,250 16,876
Intuit, Inc. 17,151 13,509
Jabil, Inc. 6,715 1,465

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Jack Henry & Associates, Inc. 4,517 814
Juniper Networks, Inc. 20,961 837
KLA Corp. 8,139 7,290
Lam Research Corp. 78,644 7,655
Leidos Holdings, Inc. 8,133 1,283
Match Group, Inc. 15,388 475
Meta Platforms, Inc. Class A 133,705 98,685
Microchip Technology, Inc. 32,939 2,318
Micron Technology, Inc. 68,262 8,413
Microsoft Corp. 457,887 227,757
Monolithic Power Systems, Inc. 2,967 2,170
Motorola Solutions, Inc. 10,244 4,307
MSCI, Inc. Class A 4,815 2,777
NetApp, Inc. 12,605 1,343
NVIDIA Corp. 1,502,049 237,308
NXP Semiconductors NV 15,564 3,401
ON Semiconductor Corp.(Æ) 26,125 1,369
Oracle Corp. 100,186 21,904
Palantir Technologies, Inc. Class A(Æ) 131,048 17,864
Palo Alto Networks, Inc.(Æ) 40,570 8,302
Paycom Software, Inc. 2,982 690
PTC, Inc.(Æ) 7,457 1,285
QUALCOMM, Inc. 67,772 10,793
Roper Technologies, Inc. 6,566 3,722
Salesforce, Inc. 59,102 16,117
Seagate Technology Holdings PLC 12,971 1,872
ServiceNow , Inc.(Æ) 12,751 13,109
Skyworks Solutions, Inc. 9,964 743
Super Micro Computer, Inc.(Æ) 31,224 1,530
Synopsys, Inc.(Æ) 9,475 4,858
Take-Two Interactive Software, Inc.(Æ) 10,326 2,508
TE Connectivity PLC 18,290 3,085
Teradyne, Inc. 10,309 927
Texas Instruments, Inc. 55,792 11,584
Tyler Technologies, Inc.(Æ) 2,624 1,556
Uber Technologies, Inc.(Æ) 128,057 11,948
VeriSign, Inc. 5,042 1,456
Western Digital Corp. 21,316 1,364
Workday, Inc. Class A(Æ) 13,119 3,149
1,324,573
Utilities - 3.6%
AES Corp. (The) 44,069 464
Alliant Energy Corp. 16,243 982
Ameren Corp. 16,553 1,590
American Electric Power Co., Inc. 32,667 3,390
American Water Works Co., Inc. 11,947 1,662
APA Corp. 24,307 445
AT&T, Inc. 443,244 12,826
Atmos Energy Corp. 9,842 1,517
CenterPoint Energy, Inc. 39,951 1,468
CMS Energy Corp. 18,321 1,269
ConocoPhillips 78,211 7,019
Consolidated Edison, Inc. 21,479 2,155
Constellation Energy Corp. 19,174 6,189
Dominion Energy, Inc. 52,080 2,944
DTE Energy Co. 12,704 1,683
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Duke Energy Corp. 47,564 5,613
Edison International 24,001 1,238
Entergy Corp. 27,493 2,285
Evergy , Inc. 14,256 983
Eversource Energy 22,485 1,430
Exelon Corp. 61,656 2,677
Expand Energy Corp. 12,882 1,506
FirstEnergy Corp. 31,443 1,266
NextEra Energy, Inc. 126,058 8,751
NiSource, Inc. 28,832 1,163
NRG Energy, Inc. 12,041 1,934
PG&E Corp. 136,012 1,896
Pinnacle West Capital Corp. 7,199 644
PPL Corp. 45,258 1,534
Public Service Enterprise Group, Inc. 30,893 2,601
Sempra Energy 39,274 2,976
Southern Co. (The) 67,165 6,168
T-Mobile US, Inc. 29,381 7,000
Verizon Communications, Inc. 258,056 11,166
Vistra Corp. 20,857 4,042
WEC Energy Group, Inc. 19,473 2,029
Xcel Energy, Inc. 35,601 2,424
116,929
Total Common Stocks
(cost $2,822,679) 3,233,568
Short-Term Investments - 1.0%
State Street Institutional Liquid Reserves
Fund 32,965,830 32,966
Total Short-Term Investments
(cost $32,966) 32,966
Total Investments - 100.0%
(cost $2,855,645) 3,266,534
Other Assets net of Liabilities
- (0.0)%
(989)
Net Assets - 100.0%
3,265,545

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 92 USD 28,767 09/19/2025 907
Total Futures Contracts (å) 907
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks $ 3,233,568 $ — $ — $ 3,233,568
Short-Term Investments 32,966 — — 32,966
Total Investments 3,266,534 — — 3,266,534
Derivatives
Assets
Futures Contracts 907 — — 907
Total Derivatives
*
$ 907 $ — $ — $ 907
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
11,460 0 .4
Jersey ..................................................................................................
915 — *
Netherlands ........................................................................................
3,401 0 .1
Switzerland ........................................................................................
3,085 0 .1
United States ......................................................................................
3,247,673 99 .4
Total Investments ............................................................................... 3,266,534
*
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
20 Venerable Large Cap Index Fund
Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Notes to Financial Statements
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 907
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,163)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 2,061
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 21
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,855,645
Investments, at fair value .............................................................................................................................................................
3,266,534
Cash .............................................................................................................................................................................................. 16
Receivables:
Dividends and interest ...................................................................................................................................................... 1,680
From broker(a) ................................................................................................................................................................. 2 , 481
Variation margin on futures contracts .............................................................................................................................. 138
Prepaid expenses .......................................................................................................................................................................... 10
Total assets ...............................................................................................................................................................
3,270,859
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 3,904
Accrued fees to affiliates .................................................................................................................................................. 1,312
Other accrued expenses .................................................................................................................................................... 98
Total liabilities ...........................................................................................................................................................
5,314
Net Assets ...............................................................................................................................................................
$ 3,265,545
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 441,382
Paid-in capital ..............................................................................................................................................................................
2,824,163
Net Assets ...............................................................................................................................................................
$ 3,265,545
(a)   Cash collateral held at broker for futures contracts ........................................................................................................... $ 2 , 481
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.43
Class V — Net assets ........................................................................................................................................................... $ 3,265,545,114
Class V — Shares outstanding ............................................................................................................................................. 285,645,515
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
22 Venerable Large Cap Index Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 21,916
Interest .............................................................................................................................................................................. 44
Total investment income ..............................................................................................................................................................
21,960
Expenses
Advisory fees ................................................................................................................................................................... 2,371
Administrative fees .......................................................................................................................................................... 1,581
Distribution fees - Class V ............................................................................................................................................... 4,742
Professional fees .............................................................................................................................................................. 90
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ..................................................................................................................................................................... 48
Miscellaneous .................................................................................................................................................................. 76
Expenses before reductions .............................................................................................................................................. 8,953
Expense reductions .......................................................................................................................................................... (892)
Net expenses ................................................................................................................................................................................
8,061
Net investment income (loss) .......................................................................................................................................................
13,899
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 16,239
Futures contracts .............................................................................................................................................................. (1,163)
Net realized gain (loss) ................................................................................................................................................................
15,076
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 148,866
Futures contracts .............................................................................................................................................................. 2,061
Net change in unrealized appreciation (depreciation) ................................................................................................................. 150,927
Net realized and unrealized gain (loss) ........................................................................................................................................ 166,003
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 179,902

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 23
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 13,899 $ 9,393
Net realized gain (loss) ....................................................................................................................... 15,076 24,711
Net change in unrealized appreciation (depreciation) ........................................................................ 150,927 260,869
Net increase (decrease) in net assets from operations .............................................................................. 179,902 294,973
Distributions
To shareholders
Class V .......................................................................................................................................... (33,493) —
Net decrease in net assets from distributions ............................................................................................ (33,493) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (242,175) 3,066,338
Total Net Increase (Decrease) in Net Assets ........................................................................
(95,766) 3,361,311
Net Assets
Beginning of period .................................................................................................................................. 3,361,311 —
End of period .............................................................................................................................................
$ 3,265,545 $ 3,361,311
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold
(2)
575 $ 6,044 333,094 $ 3,332,843
Proceeds from reinvestment of distributions 2,982 33,493 — —
Payments for shares redeemed (26,257) (281,712) (24,748) (266,505)
Total increase (decrease)
(22,700) $ (242,175) 308,346 $ 3,066,338
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(2) During the period ended December 31, 2024, Venerable Large Cap Index Fund received securities in the amount of $3,256,163 to satisfy a subscription-in-kind .

See accompanying notes which are an integral part of the financial statements.
24 Venerable Large Cap Index Fund
Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 10.90 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.05 .03
$ Net Realized and Unrealized Gain (Loss) .59 .87
$ Total from Investment Operations .64 .90
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.08) —
$ Total Distributions (.11) —
$ Net Asset Value, End of Period 11.43 10.90
% Total Return
(ǿ)(±)
5.90 9.00
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 3,265,545 3,361,311
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.57 .58
% Expenses, Net
(ɯ)(Ƃ)
.51 .51
% Net Investment Income
(ɯ )(Ƃ)
.88 .27
% Portfolio Turnover Rate
(ǿ)
9 18

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 25
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Federal Income Taxes
At June 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 393,252
Administrative fees 262,168
Distribution fees 644,752
Trustees' fees 11,854
$ 1,312,026
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,856,182,258 $ 546,301,597 $ (135,042,796) $ 411,258,801

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 Venerable Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 60.4%
Venerable US Large Cap Strategic Equity Fund Class I 120,207,867 1,355,945
Fixed Income - 39.6%
Venerable High Yield Fund Class I 44,343,634 444,766
Venerable Strategic Bond Fund Class I 45,769,622 444,881
889,647
Total Investments in Affiliated Funds
(cost $2,098,432) 2,245,592
Total Investments - 100.0%
(cost $2,098,432) 2,245,592
Other Assets net of Liabilities - (0.0)%
(436)
Net Assets - 100.0%
2,245,156
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 2,245,592 $ — $ — $ 2,245,592
Total Investments $ 2,245,592 $ — $ — $ 2,245,592

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 27
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,098,432
Investments, at fair value(>) ........................................................................................................................................................
2,245,592
Receivables:
Investments sold ............................................................................................................................................................... 1,812
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
2,247,411
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,812
Accrued fees to affiliates .................................................................................................................................................. 406
Other accrued expenses .................................................................................................................................................... 37
Total liabilities ...........................................................................................................................................................
2,255
Net Assets ...............................................................................................................................................................
$ 2,245,156
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 194,78 5
Paid-in capital ..............................................................................................................................................................................
2,050,37 1
Net Assets ...............................................................................................................................................................
$ 2,245,156
(>)     Investments in affiliated funds ........................................................................................................................................... $ 2,245,592
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.87
Class V — Net assets ........................................................................................................................................................... $ 2,245,156,182
Class V — Shares outstanding ............................................................................................................................................. 206,528,727
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
28 Venerable Moderate Allocation Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 40,097
Expenses
Advisory fees ................................................................................................................................................................... 558
Administrative fees .......................................................................................................................................................... 1,338
Distribution fees - Class V ............................................................................................................................................... 3,346
Professional fees .............................................................................................................................................................. 69
Trustees’ fees .................................................................................................................................................................... 33
Printing fees ..................................................................................................................................................................... 35
Miscellaneous .................................................................................................................................................................. 27
Expenses before reductions .............................................................................................................................................. 5,406
Expense reductions .......................................................................................................................................................... (3,476)
Net expenses ................................................................................................................................................................................
1,930
Net investment income (loss) .......................................................................................................................................................
38,167
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 6,360
Capital gain distributions from affiliated funds ............................................................................................................... 3,343
Net realized gain (loss) ................................................................................................................................................................
9,703
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 71,591
Net change in unrealized appreciation (depreciation) ................................................................................................................. 71,591
Net realized and unrealized gain (loss) ........................................................................................................................................ 81,294
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 119,461

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 29
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Period Ended
December 31,
2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 38,167 $ 9,373
Net realized gain (loss) ....................................................................................................................... 9,703 11,362
Net change in unrealized appreciation (depreciation) ........................................................................ 71,591 75,569
Net increase (decrease) in net assets from operations .............................................................................. 119,461 96,304
Distributions
To shareholders
Class V .......................................................................................................................................... (20,980) —
Net decrease in net assets from distributions ............................................................................................ (20,980) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (223,065) 2,273,436
Total Net Increase (Decrease) in Net Assets ........................................................................
(124,584) 2,369,740
Net Assets
Beginning of period .................................................................................................................................. 2,369,740 —
End of period .............................................................................................................................................
$ 2,245,156 $ 2,369,740
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold — $ — 250,616 $ 2,507,576
Proceeds from reinvestment of distributions 1,976 20,980 — —
Payments for shares redeemed (23,527) (244,045) (22,536) (234,140)
Total increase (decrease)
(21,551) $ (223,065) 228,080 $ 2,273,436
(1) For the period from September 4, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of the financial statements.
30 Venerable Moderate Allocation Fund
Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 10.39 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.18 .04
$ Net Realized and Unrealized Gain (Loss) .40 .35
$ Total from Investment Operations .58 .39
Less distributions:
– –
$ Distributions from Net Investment Income (.05) —
$ Distributions from Net Realized Gain (.05) —
$ Total Distributions (.10) —
$ Net Asset Value, End of Period 10.87 10.39
% Total Return
(ǿ)(±)
5 . 56 3.90
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 2,245,156 2,369,740
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(∏)
.48 .50
% Expenses, Net
(ɯ)(∏)(Ƃ)
.17 .16
% Net Investment Income
(‡)(ǿ)(Ƃ)
1.70 .38
% Portfolio Turnover Rate
(ǿ)
5 10

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 31
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At June 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 90,991
Administrative fees 304,502
Trustees' fees 10,794
$ 406,287
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable US Large Cap Strategic
Equity Fund $ 1,415,950 $ 47,984 $ 173,030 $ 10,115 $ 54,926 $ 1,355,945 $ 16,359 $ 3,343
Venerable High Yield Fund 476,874 15,222 52,178 (560) 5,408 444,766 14,192 —
Venerable Strategic Bond Fund 477,241 45,724 86,146 (3,195) 11,257 444,881 9,546 —
$ 2,370,065 $ 108,930 $ 311,354 $ 6,360 $ 71,591 $ 2,245,592 $ 40,097 $ 3,343
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,098,661,032 $ 157,503,945 $ (10,572,866) $ 146,931,079

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Long-Term Fixed Income Investments - 115.9%
Asset-Backed Securities - 3.2%
Aaset Trust
Series 2019-2 Class A
3.376% due 10/16/39 (Þ) 1,869 1,857
Angel Oak Mortgage Trust
Series 2025-HB1 Class A1
6.106% due 02/25/55 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,164 1,171
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,730 1,732
CarMax Auto Owner Trust
Series 2025-2 Class A2A
4.590% due 07/17/28 2,480 2,488
Chase Auto Owner Trust
Series 2024-3A Class A3
5.220% due 07/25/29 2,081 2,105
FIGRE Trust
Series 2025-HE3 Class A
5.560% due 05/25/55 (~)(Ê)(Þ) 1,281 1,290
Series 2025-HE4 Class A
5.408% due 07/25/55 (~)(Ê)(Þ) 3,922 3,922
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,803
Series 2022-1 Class A
3.880% due 11/15/34 (Þ) 1,065 1,057
Series 2024-1 Class A
4.870% due 08/15/36 (~)(Ê)(Þ) 3,560 3,628
Hardee's Funding LLC
Series 2024-1A Class A2
7.253% due 03/20/54 (Þ) 3,456 3,569
Hyundai Auto Receivables Trust
Series 2025-B Class A3
4.360% due 12/17/29 7,058 7,105
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,380 4,081
Oak Street Investment Grade Net Lease
Fund
Series 2020-1A Class A1
1.850% due 11/20/50 (Þ) 4,438 4,349
Taco Bell Funding LLC
Series 2021-1A Class A23
2.542% due 08/25/51 (Þ) 4,176 3,584
Towd Point Mortgage Trust
Series 2024-CES4 Class A1
5.122% due 09/25/64 (~)(Ê)(Þ) 2,597 2,583
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 4,074 4,105
Woodmont Trust
Series 2024-12A Class A1R
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
5.682% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 3,615 3,622
54,051
Corporate Bonds and Notes - 25.7%
Consumer Discretionary - 4.1%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 5,685 5,246
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,326
Brunswick Corp.
5.100% due 04/01/52 1,100 843
Carnival Corp.
4.000% due 08/01/28 (Þ) 5,345 5,231
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
5.050% due 03/30/29 3,300 3,333
2.800% due 04/01/31 900 802
4.400% due 04/01/33 1,350 1,270
6.550% due 06/01/34 1,250 1,333
5.750% due 04/01/48 370 337
4.800% due 03/01/50 1,420 1,137
3.900% due 06/01/52 1,230 843
5.500% due 04/01/63 1,050 888
Series WI
4.200% due 03/15/28 900 892
6.484% due 10/23/45 500 495
Comcast Corp.
3.400% due 04/01/30 970 931
3.750% due 04/01/40 2,150 1,782
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,000 3,006
Dick's Sporting Goods, Inc.
3.150% due 01/15/32 2,520 2,260
4.100% due 01/15/52 3,050 2,175
DR Horton, Inc.
5.000% due 10/15/34 2,350 2,326
5.500% due 10/15/35 4,475 4,556
Ford Motor Co.
6.100% due 08/19/32 1,380 1,378
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,772
7.350% due 03/06/30 4,320 4,559
General Motors Co.
5.600% due 10/15/32 500 508
General Motors Financial Co., Inc.
2.350% due 01/08/31 1,000 866
Home Depot, Inc. (The)
2.700% due 04/15/30 970 906
Hyundai Capital America
5.300% due 01/08/30 (Þ) 3,500 3,573
5.400% due 06/24/31 (Þ) 1,800 1,840
5.400% due 06/23/32 (Þ) 165 167
Las Vegas Sands Corp.
6.000% due 08/15/29 890 914

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 33
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 348 349
Paramount Global
4.950% due 01/15/31 2,010 1,954
Series WI
3.700% due 06/01/28 790 768
PVH Corp.
5.500% due 06/13/30 1,615 1,626
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,147
5.500% due 03/11/35 1,376 1,381
Series .
3.050% due 03/15/32 430 383
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,918
WarnerMedia Holdings, Inc.
4.054% due 03/15/29 920 857
Series WI
3.755% due 03/15/27 25 24
69,902
Consumer Staples - 1.5%
Altria Group, Inc.
4.800% due 02/14/29 410 415
5.800% due 02/14/39 1,000 1,013
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 1,000 967
3.625% due 03/24/32 2,000 1,871
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
5.950% due 04/20/35 (Þ) 3,340 3,460
Series WI
3.000% due 02/02/29 2,500 2,377
Kellogg Co.
4.500% due 04/01/46 283 242
Kenvue , Inc.
4.850% due 05/22/32 3,380 3,419
Kroger Co. (The)
5.000% due 09/15/34 1,000 994
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 503
5.000% due 03/01/32 (Þ) 810 821
5.200% due 03/01/35 (Þ) 1,085 1,098
2.375% due 07/16/40 (Þ) 660 462
5.700% due 05/01/55 (Þ) 785 783
5.800% due 05/01/65 (Þ) 490 490
Series 144
A
5.650% due 05/01/45 (Þ) 1,040 1,041
Philip Morris International, Inc.
4.875% due 02/13/29 810 824
4.375% due 04/30/30 3,645 3,635
5.125% due 02/13/31 180 185
5.250% due 02/13/34 1,090 1,111
4.500% due 03/20/42 180 159
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Pilgrim's Pride Corp.
Series WI
3.500% due 03/01/32 335 302
26,172
Energy - 3.7%
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 2,000 1,818
Cheniere Energy Partners, LP
Series WI
4.000% due 03/01/31 490 466
3.250% due 01/31/32 1,850 1,658
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 1,560 1,638
6.544% due 11/15/53 (Þ) 310 320
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,934
4.900% due 06/01/44 1,000 786
Series WI
4.375% due 01/15/28 1,800 1,775
Coterra Energy, Inc.
5.600% due 03/15/34 2,000 2,017
Series WI
3.900% due 05/15/27 3,400 3,358
Devon Energy Corp.
5.200% due 09/15/34 2,000 1,942
5.750% due 09/15/54 3,840 3,460
Energy Transfer, LP
5.250% due 04/15/29 900 922
3.750% due 05/15/30 2,000 1,919
5.550% due 05/15/34 3,600 3,646
6.250% due 04/15/49 1,700 1,679
EQT Corp.
7.000% due 02/01/30 1,000 1,083
Kinder Morgan, Inc.
4.300% due 03/01/28 2,000 2,002
MPLX, LP
4.000% due 03/15/28 1,870 1,851
2.650% due 08/15/30 2,080 1,883
4.700% due 04/15/48 1,050 852
Occidental Petroleum Corp.
5.200% due 08/01/29 2,200 2,207
7.875% due 09/15/31 690 775
6.600% due 03/15/46 3,360 3,314
ONEOK, Inc.
5.550% due 11/01/26 900 912
5.800% due 11/01/30 870 911
6.050% due 09/01/33 710 746
6.625% due 09/01/53 340 354
Targa Resources Corp.
6.500% due 03/30/34 3,330 3,580
4.950% due 04/15/52 360 300
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,847
Transcontinental Gas Pipe Line Co.
LLC

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Series WI
7.850% due 02/01/26 3,200 3,233
Western Midstream Operating, LP
4.050% due 02/01/30 1,500 1,443
5.250% due 02/01/50 630 531
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 946
2.600% due 03/15/31 2,100 1,882
5.150% due 03/15/34 2,700 2,697
5.100% due 09/15/45 1,000 907
63,594
Financial Services - 7.9%
Air Lease Corp.
5.300% due 02/01/28 2,740 2,801
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 915
Aon NA, Inc.
5.450% due 03/01/34 3,600 3,698
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 913
Aviation Capital Group LLC
5.125% due 04/10/30 (Þ) 2,170 2,190
Bank of America Corp.
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,405
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,386
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,628
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,535
Brown & Brown, Inc.
4.900% due 06/23/30 1,883 1,901
5.250% due 06/23/32 673 686
5.550% due 06/23/35 905 923
Capital One Financial Corp.
Series .
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,316
Citigroup, Inc.
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,497
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,634
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,661
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,695
6.125% due 08/25/36 700 725
8.125% due 07/15/39 240 302
Crown Castle, Inc.
4.900% due 09/01/29 2,300 2,319
Goldman Sachs Group, Inc. (The)
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,115
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,541
6.750% due 10/01/37 610 669
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,065
5.150% due 05/22/45 400 360
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,655
Jefferies Financial Group, Inc.
Series MTN
5.030% due 03/16/26 2,095 2,087
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 4,008
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,106
Series ,
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,468
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,912
5.200% due 03/15/30 270 274
Morgan Stanley
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 4,000 3,936
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 905 918
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,280
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 898
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,714
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,342
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,554
Truist Financial Corp.
Series MTN
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,287
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,847
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 914
VICI Properties, LP
3.750% due 02/15/27 (Þ) 2,350 2,313
5.125% due 11/15/31 2,000 2,002

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 35
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Wells Fargo & Co.
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 10,750 11,027
Series MTN
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,910 1,881
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 3,390 3,167
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,782
4.750% due 12/07/46 1,240 1,062
134,314
Health Care - 2.1%
AbbVie, Inc.
Series WI
3.200% due 11/21/29 5,340 5,106
Amgen, Inc.
5.250% due 03/02/33 1,800 1,844
5.650% due 03/02/53 1,800 1,758
Bristol-Myers Squibb Co.
5.550% due 02/22/54 1,240 1,208
Cigna Group (The)
2.375% due 03/15/31 1,310 1,165
Series WI
4.800% due 08/15/38 1,930 1,812
4.900% due 12/15/48 1,000 873
CVS Health Corp.
4.300% due 03/25/28 1,550 1,543
3.750% due 04/01/30 2,130 2,043
2.125% due 09/15/31 970 830
4.780% due 03/25/38 2,560 2,349
5.125% due 07/20/45 1,630 1,442
5.050% due 03/25/48 3,050 2,634
HCA, Inc.
3.500% due 09/01/30 2,000 1,891
Humana, Inc.
3.125% due 08/15/29 4,000 3,771
2.150% due 02/03/32 500 419
Royalty Pharma PLC
5.150% due 09/02/29 2,250 2,295
Solventum Corp.
Series WI
5.400% due 03/01/29 1,050 1,081
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 698
3.250% due 05/15/51 2,510 1,664
36,426
Materials and Processing - 0.2%
DuPont de Nemours, Inc.
5.419% due 11/15/48 1,000 1,008
Georgia-Pacific LLC
4.950% due 06/30/32 (Þ) 2,110 2,135
3,143
Producer Durables - 0.6%
Boeing Co. (The)
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
3.200% due 03/01/29 1,220 1,162
3.600% due 05/01/34 810 714
3.900% due 05/01/49 1,657 1,190
Howmet Aerospace, Inc.
5.950% due 02/01/37 2,150 2,286
L3Harris Technologies, Inc.
4.854% due 04/27/35 560 548
Paychex, Inc.
5.100% due 04/15/30 2,565 2,626
RTX Corp.
4.125% due 11/16/28 400 399
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,848
10,773
Technology - 1.4%
Broadcom, Inc.
3.137% due 11/15/35 (Þ) 3,300 2,785
Series WI
4.150% due 11/15/30 950 935
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,881
5.500% due 01/25/31 (Þ) 630 646
5.900% due 01/25/33 (Þ) 955 990
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,450 2,331
Intel Corp.
5.200% due 02/10/33 630 635
Micron Technology, Inc.
5.300% due 01/15/31 830 850
5.875% due 02/09/33 1,770 1,845
Motorola Solutions, Inc.
4.850% due 08/15/30 452 457
2.300% due 11/15/30 397 353
5.200% due 08/15/32 1,566 1,592
MSCI, Inc.
3.625% due 09/01/30 (Þ) 2,450 2,299
Oracle Corp.
2.875% due 03/25/31 2,500 2,279
6.900% due 11/09/52 750 834
5.375% due 09/27/54 550 502
Synopsys, Inc.
5.150% due 04/01/35 2,000 2,016
5.700% due 04/01/55 150 149
23,379
Utilities - 4.2%
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,892
AT&T, Inc.
5.550% due 08/15/41 910 897
Series WI
2.550% due 12/01/33 2,230 1,867
3.500% due 09/15/53 2,540 1,720
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,808

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Constellation Energy Generation LLC
6.125% due 01/15/34 2,150 2,317
DTE Electric Co.
5.250% due 05/15/35 1,605 1,635
Duke Energy Corp.
3.150% due 08/15/27 1,000 980
Duke Energy Indiana LLC
5.400% due 04/01/53 900 858
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 926
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,944
Series C
4.850% due 07/15/47 820 697
FirstEnergy Transmission LLC
Series WI
4.550% due 01/15/30 930 930
5.000% due 01/15/35 2,000 1,979
NextEra Energy Capital Holdings, Inc.
5.300% due 03/15/32 4,445 4,579
5.900% due 03/15/55 1,330 1,335
Northern States Power Co.
5.050% due 05/15/35 2,330 2,354
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,326
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,895
2.500% due 02/01/31 1,000 868
5.800% due 05/15/34 2,600 2,599
3.300% due 08/01/40 1,500 1,075
3.500% due 08/01/50 1,300 833
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/38 4,900 4,949
Southern California Edison Co.
Series C
4.125% due 03/01/48 360 261
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,276
T-Mobile USA, Inc.
5.150% due 04/15/34 1,440 1,459
Series WI
3.875% due 04/15/30 4,330 4,204
2.250% due 11/15/31 2,750 2,385
4.375% due 04/15/40 1,210 1,070
3.300% due 02/15/51 250 166
Verizon Communications, Inc.
3.875% due 02/08/29 350 346
1.750% due 01/20/31 3,340 2,883
4.500% due 08/10/33 1,230 1,195
5.401% due 07/02/37 (Þ) 770 775
3.850% due 11/01/42 3,290 2,625
4.000% due 03/22/50 790 603
Series WI
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
4.780% due 02/15/35 2,790 2,719
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,366
71,596
439,299
International Debt - 9.2%
522 Funding CLO, Ltd.
Series 2024-6A Class A1R2
5.479% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,480
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,748
3.000% due 10/29/28 2,100 2,001
3.300% due 01/30/32 1,680 1,522
AGL CLO 33, Ltd.
Series 2024-33A Class A1
5.620% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,633
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,189
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 796 799
Apidos CLO XII
Series 2024-12A Class ARR
5.336% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 1,457 1,458
Ares Loan Funding IV, Ltd.
Series 2023-ALF4A Class A1
6.006% due 10/15/36 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 5,370 5,382
Ares XLVII CLO, Ltd.
Series 2018-47A Class A1
5.438% due 04/15/30 (CME Term
SOFR 3 Month + 1.182%)(Ê)(Þ) 244 244
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,305
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,783
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 770 750
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,852
Barclays PLC
5.367% due 02/25/31 (SOFR +
1.230%)(Ê) 2,065 2,109
Basswood Park CLO, Ltd.
Series 2021-1A Class A
5.531% due 04/20/34 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 1,950 1,951

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 37
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Birch Grove CLO 7, Ltd.
Series 2023-7A Class A1
6.070% due 10/20/36 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 4,815 4,826
Birch Grove CLO 8 , Ltd.
Series 2024-8A Class A1
5.900% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,013
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
5.932% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,022
BNP Paribas SA
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 3,650 3,706
3.052% due 01/13/31 (SOFR +
1.507%)(Ê)(Þ) 960 892
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 1,930 1,890
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 2,900 3,071
Series 144A
5.198% due 01/10/30 (CME Term
SOFR 3 Month + 2.829%)(Ê)(Þ) 1,640 1,667
CaixaBank SA
4.634% due 07/03/29 (SOFR +
1.140%)(Ê)(Þ) 3,000 3,008
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,328
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class A1A
5.594% due 07/27/31 (CME Term
SOFR 3 Month + 1.312%)(Ê)(Þ) 856 857
CarVal CLO VII-C, Ltd.
Series 2024-1A Class A1R
5.710% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,925
Cayuga Park CLO, Ltd.
Series 2021-1A Class AR
5.661% due 07/17/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 2,030 2,032
CIFC Funding, Ltd.
Series 2021-4A Class A1A2
5.601% due 04/20/34 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1,000 1,001
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 850 839
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,000 934
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Series BKNT
3.750% due 07/21/26 400 397
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 780 758
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,000 1,992
Dryden Senior Loan Fund
Series 2021-75A Class AR2
5.558% due 04/15/34 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 5,250 5,259
Series 2021-87A Class A1
5.684% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 5,000 5,003
Electricite de France SA
5.750% due 01/13/35 (Þ) 4,415 4,510
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
5.790% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 5,180 5,194
Empower CLO, Ltd.
Series 2023-2A Class A1
6.456% due 07/15/36 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 210 211
Series 2024-1A Class A1
5.882% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,755
Enbridge, Inc.
4.900% due 06/20/30 645 652
Galaxy XXI CLO, Ltd.
Series 2018-21A Class AR
5.551% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 280 280
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,778
2.625% due 09/23/31 (Þ) 1,500 1,318
HPS Loan Management, Ltd.
Series 2022-19 Class A1R
5.592% due 01/22/35 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 2,590 2,591
HSBC Holdings PLC
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 2,130 1,891
Kings Park CLO, Ltd.
Series 2021-1A Class A
5.661% due 01/21/35 (CME Term
SOFR 3 Month + 1.392%)(Ê)(Þ) 735 735
Lloyds Banking Group PLC
4.650% due 03/24/26 400 399
4.375% due 03/22/28 550 549
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,298

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
38 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
6.500% due 03/26/31 (Þ) 945 1,000
Magnetite XVII, Ltd.
Series 2024-17A Class AR2
5.770% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 873
MF1 LLC
Series 2024-FL16 Class A
5.856% due 11/18/39 (CME Term
SOFR 1 Month + 1.541%)(Ê)(Þ) 4,220 4,228
Oaktree CLO, Ltd.
Series 2024-25A Class A
5.820% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,813
Ocean Trails CLO X, Ltd.
Series 2024-10A Class AR2
5.556% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,251
Octagon Investment Partners 35, Ltd.
Series 2018-1A Class A1A
5.591% due 01/20/31 (CME Term
SOFR 3 Month + 1.322%)(Ê)(Þ) 1,382 1,382
OHA Credit Funding 18, Ltd.
Series 2024-18A Class A1
5.770% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,056
OHA Loan Funding, Ltd.
Series 2018-2A Class AR
5.630% due 05/23/31 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 468 468
Rad CLO 22, Ltd.
Series 2023-22A Class A1
6.100% due 01/20/37 (CME Term
SOFR 3 Month + 1.830%)(Ê)(Þ) 3,000 3,010
Rogers Communications, Inc.
5.300% due 02/15/34 1,000 1,001
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 324
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,720
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 2,620 2,563
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,787
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 5,130 6,341
Whitebox CLO I, Ltd.
Series 2024-1A Class A1RR
5.595% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 4,000 4,001
Whitebox CLO III, Ltd.
Series 2024-3A Class A1R
5.526% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,702
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
156,307
Mortgage-Backed Securities - 43.8%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.732% due 12/05/38 (~)(Ê)(Þ) 5,000 5,452
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,649 3,489
Series 2022-3 Class A3
4.084% due 01/25/67 (~)(Ê)(Þ) 1,143 1,060
ARES Commercial Mortgage Trust
Series 2024-IND2 Class A
5.755% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 5,004
Bank Commercial Mortgage Pass-
Through Certificates
Series 2025-5YR15 Class XA
Interest Only STRIPS
1.439% due 06/15/30 7,373 389
Barclays Commercial Mortgage Trust
Series 2019-C5 Class C
3.710% due 11/15/52 2,172 1,905
Series 2023-C19 Class XA
Interest Only STRIPS
0.990% due 04/15/56 (~)(Ê) 40,838 1,386
Series 2024-5C31 Class XA
Interest Only STRIPS
1.281% due 12/15/57 (~)(Ê) 22,756 946
Series 2025-5C33 Class XA
Interest Only STRIPS
1.039% due 03/15/58 (~)(Ê) 25,051 827
Benchmark Mortgage Trust
Series 2024-V12 Class XA
Interest Only STRIPS
1.068% due 12/15/57 (~)(Ê) 26,577 895
Series 2025-V15 Class XA
Interest Only STRIPS
1.120% due 05/17/30 (~)(Ê) 35,352 1,717
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.240% due 12/15/57 (~)(Ê) 27,860 1,113
BRAVO Residential Funding Trust
Series 2022-NQM2 Class A1
4.272% due 11/25/61 (~)(Ê)(Þ) 4,291 4,270
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 5,978 6,006
Series 2023-NQM6 Class A1
6.602% due 09/25/63 (~)(Ê)(Þ) 1,733 1,746
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 3,192 3,215
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 5,951 5,985
BX Commercial Mortgage Trust
Series 2021-PAC Class A

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 39
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
5.116% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,989
Series 2021-VOLT Class A
5.126% due 09/15/36 (CME Term
SOFR 1 Month + 0.814%)(Ê)(Þ) 4,844 4,830
Series 2021-XL2 Class A
5.115% due 10/15/38 (CME Term
SOFR 1 Month + 0.803%)(Ê)(Þ) 1,487 1,485
Series 2023-XL3 Class A
6.073% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 3,580 3,582
BX Trust
Series 2021-ARIA Class A
5.326% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 5,000 4,985
Chase Home Lending Mortgage Trust
Series 2024-RPL4 Class A1A
3.375% due 12/25/64 (~)(Ê)(Þ) 3,847 3,439
Series 2025-3 Class A11
7.500% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,457 1,460
Series 2025-7 Class A11
5.702% due 05/25/56 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 897 897
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 5,682 5,713
COMM Mortgage Trust
Series 2014-CR14 Class B
3.793% due 02/10/47 (~)(Ê) 2,305 2,195
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 1,745 1,663
Series 2015-LC19 Class C
4.242% due 02/10/48 (~)(Ê) 1,000 957
Connecticut Avenue Securities Trust
Series 2022-R02 Class 2M1
5.505% due 01/25/42 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,259 2,258
Series 2023-R01 Class 1M1
6.706% due 12/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 2,117 2,169
Series 2023-R02 Class 1M1
6.605% due 01/25/43 (SOFR 30 Day
Average + 2.300%)(Ê)(Þ) 466 476
Series 2023-R06 Class 1M2
7.005% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,142
Series 2025-R01 Class 1A1
5.256% due 01/25/45 (SOFR 30 Day
Average + 0.950%)(Ê)(Þ) 1,559 1,558
Series 2025-R01 Class 1M1
5.406% due 01/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,559 1,560
Series 2025-R02 Class 1A1
5.306% due 02/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,885 1,885
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
Series 2025-R02 Class 1M1
5.456% due 02/25/45 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 5,513 5,518
Series 2025-R03 Class 2A1
5.755% due 03/25/45 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,130 2,140
Series 2025-R04 Class 1A1
5.305% due 05/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,253 1,253
Series 2025-R04 Class 1M1
5.505% due 05/25/45 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 3,322 3,328
Corevest American finance, Ltd.
Series 2025-RRTL1 Class A1
5.684% due 05/28/40 (~)(Ê)(Þ) 640 643
Cross Mortgage Trust
Series 2024-H1 Class A1
6.085% due 12/25/68 (~)(Ê)(Þ) 1,391 1,398
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class AS
3.849% due 06/15/57 1,825 1,815
Series 2015-C2 Class B
4.208% due 06/15/57 (~)(Ê) 2,036 1,994
Fannie Mae
2.000% due 2042 20,512 17,595
2.000% due 2046 13,804 11,005
2.500% due 2051 13,224 11,014
3.000% due 2052 37,863 33,391
5.500% due 2052 5,293 5,351
4.500% due 2053 4,847 4,662
6.000% due 2054 20,295 20,667
15 Year TBA(Ï)
1.500% 4,000 3,555
2.000% 6,000 5,480
2.500% 4,000 3,732
30 Year TBA(Ï)
1.500% 3,000 2,256
2.000% 65,000 51,439
2.500% 35,000 29,024
3.500% 25,000 22,509
4.000% 16,000 14,878
4.500% 17,000 16,260
5.000% 28,000 27,445
5.500% 42,000 41,998
6.000% 32,000 32,523
6.500% 5,000 5,162
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 9,430 2,140
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C07 Class 2M2
8.770% due 05/25/29 (USD 1 Month
LIBOR + 4.350%)(Ê) 814 841
Fannie Mae REMICS
Series 2024-98 Class FA

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
40 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
5.455% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 3,956 3,947
Series 2024-105 Class KF
5.305% due 01/25/55 (SOFR 30 Day
Average + 1.000%)(Ê) 6,487 6,470
Series 2025-41 Class FA
5.455% due 06/25/54 (~)(Ê) 4,730 4,716
Series 2025-55 Class FG
5.406% due 07/25/55 (SOFR 30 Day
Average + 1.100%)(Ê) 7,564 7,527
Freddie Mac
2.500% due 2051 17,732 14,949
Freddie Mac REMICS
Series 2024-5420 Class CF
5.255% due 06/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 3,415 3,412
Freddie Mac STACR REMIC Trust
Series 2021-DNA7 Class M1
5.155% due 11/25/41 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 2,063 2,058
Series 2024-DNA3 Class M2
5.755% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 920 921
Series 2025-DNA2 Class A1
5.405% due 05/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,893 1,895
Ginnie Mae II
2.000% due 2051 15,732 12,823
2.500% due 2052 9,590 8,031
3.000% due 2053 11,083 9,845
3.500% due 2053 13,474 12,405
5.500% due 2053 8,859 9,024
6.000% due 2053 5,260 5,407
4.500% due 2054 1 7 ,7 18 16,970
30 Year TBA(Ï)
2.000% 2,000 1,629
2.500% 9,000 7,647
3.500% 1,000 909
4.000% 10,000 9,295
4.500% 15,000 14,355
5.000% 11,000 10,804
6.000% 13,000 13,186
6.500% 3,000 3,079
Government National Mortgage
Association
Series 2024-151 Class FH
5.332% due 09/20/54 (SOFR 30 Day
Average + 1.030%)(Ê) 5,029 5,012
GS Mortgage Securities Trust
Series 2014-GC24 Class AS
4.162% due 09/10/47 (~)(Ê) 1,734 1,666
Series 2015-GC30 Class AS
3.777% due 05/10/50 (~)(Ê) 167 166
HOMES Trust
Series 2024-NQM1 Class A1
5.915% due 07/25/69 (~)(Ê)(Þ) 1,195 1,201
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-JP3 Class AS
3.144% due 08/15/49 1,750 1,668
Series 2016-JP3 Class B
3.397% due 08/15/49 (~)(Ê) 2,693 2,505
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C23 Class B
4.700% due 09/15/47 (~)(Ê) 1,692 1,636
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 931 934
LHOME Mortgage Trust
Series 2025-RTL2 Class A1
5.612% due 04/25/40 (~)(Ê)(Þ) 1,024 1,028
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class B
4.112% due 07/15/46 (~)(Ê) 1,392 1,249
Series 2015-C25 Class AS
4.069% due 10/15/48 1,593 1,583
Series 2015-C27 Class AS
4.068% due 12/15/47 1,305 1,294
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 2,990 3,044
NJ Trust
Series 2023-GSP Class A
6.697% due 01/06/29 (~)(Ê)(Þ) 5,000 5,255
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 3,142 2,807
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 1,136 1,138
Series 2024-NQM3 Class A1
6.129% due 12/25/63 (~)(Ê)(Þ) 2,641 2,659
Series 2024-NQM8 Class A1
6.233% due 05/25/64 (~)(Ê)(Þ) 5,152 5,198
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 2,767 2,753
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.753% due 07/15/39 (~)(Ê)(Þ) 4,460 4,556
PRKCM Commercial Mortgage Trust
Series 2024-AFC1 Class A1
6.333% due 03/25/59 2,793 2,811
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,276 1,299
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 1,332 1,237
SMRT Trust
Series 2022-MINI Class A

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 41
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
5.312% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,980
Station Place Securitization Trust
Series 2025-1 Class A
5.220% due 07/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Š)(Þ) 5,911 5,931
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
5.017% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 4,979
Toorak Mortgage Trust
Series 2025-RRTL1 Class A1
5.524% due 02/25/40 (~)(Ê)(Þ) 680 680
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 1,169 1,169
Series 2023-6 Class A1
6.665% due 09/25/68 (~)(Ê)(Þ) 1,052 1,063
Series 2024-4 Class A1
6.218% due 06/25/69 (~)(Ê)(Þ) 3,204 3,228
Series 2024-8 Class A3
5.872% due 10/25/69 (~)(Ê)(Þ) 4,123 4,139
Wells Fargo Commercial Mortgage
Trust
Series 2015-C31 Class B
4.482% due 11/15/48 (~)(Ê) 900 888
Series 2015-LC22 Class AS
4.207% due 09/15/58 (~)(Ê) 1,573 1,566
Series 2016-C32 Class B
4.858% due 01/15/59 (~)(Ê) 2,973 2,942
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,105
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.372% due 10/15/57 (~)(Ê) 1,133 1,051
748,388
United States Government Treasuries - 34.0%
United States Treasury Notes
4.875% due 04/30/26 19,460 19,582
4.375% due 08/15/26 49,250 49,464
4.375% due 12/15/26 12,020 12,110
1.250% due 12/31/26 72,800 70,081
3.625% due 08/31/29 47,410 47,180
0.875% due 11/15/30 119,850 102,819
3.750% due 12/31/30 1,160 1,154
1.625% due 05/15/31 56,210 49,570
3.750% due 08/31/31 37,590 37,241
3.625% due 09/30/31 14,490 14,250
1.375% due 11/15/31 53,430 45,724
3.875% due 08/15/34 580 566
4.125% due 08/15/44 2,960 2,713
3.625% due 02/15/53 40,990 33,471
3.625% due 05/15/53 12,910 10,532
4.125% due 08/15/53 13,280 11,865
4.750% due 11/15/53 12,500 12,391
4.625% due 05/15/54 5,260 5,110
Amounts in thousands (except share amounts)
H2
Principal
Amount
($)
H2
Fair
Value
$
4.500% due 11/15/54 56,760 54,117
579,940
Total Long-Term Fixed
Income Investments
(cost $1,984,906) 1,977,985
Short-Term Investments - 2.1%
Alimentation Couche-Tard, Inc.
4.154% due 07/10/25 (ç)(ž) 4,550 4,545
Number of
Shares
State Street Institutional US
Government Money Market Fund 31,649,373 31,649
Total Short-Term Investments
(cost $36,194) 36,194
Total Investments - 118.0%
(cost $2,021,100) 2,014,179
Other Assets net of
Liabilities - (18.0)%
(307,553)
Net Assets - 100.0%
1,706,626

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 Venerable Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments $ — $ 1,972,054 $ 5,931 $ 1,977,985
Short-Term Investments 31,649 4,545 — 36,194
Total Investments $ 31,649 $ 1,976,599 $ 5,931 $ 2,014,179
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
4,096 0 .2
Bermuda .............................................................................................
2,056 0 .1
Canada ................................................................................................
9,124 0 .5
Cayman Islands ..................................................................................
60,412 3 .5
Denmark .............................................................................................
1,992 0 .1
France .................................................................................................
16,494 1 .0
Ireland ................................................................................................
6,271 0 .4
Jersey ..................................................................................................
20,168 1 .2
Netherlands ........................................................................................
2,170 0 .1
Norway ...............................................................................................
2,189 0 .1
South Africa .......................................................................................
799 0 .1
Spain ..................................................................................................
8,119 0 .5
Switzerland ........................................................................................
16,411 1 .0
United Kingdom .................................................................................
10,551 0 .6
United States ......................................................................................
1,853,327 108 .6
Total Investments ............................................................................... 2,014,179

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 43
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,021,100
Investments, at fair value .............................................................................................................................................................
2,014,179
Receivables:
Dividends and interest ...................................................................................................................................................... 13,463
Investments sold ............................................................................................................................................................... 2,813
Fund shares sold ............................................................................................................................................................... 5,559
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
2,036,020
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 199
Due to broker (a) .............................................................................................................................................................. 2,310
Investments purchased ..................................................................................................................................................... 325,85 0
Accrued fees to affiliates .................................................................................................................................................. 1,018
Other accrued expenses .................................................................................................................................................... 1 7
Total liabilities ...........................................................................................................................................................
329,394
Net Assets ...............................................................................................................................................................
$ 1,706,626
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (53,277)
Paid-in capital ..............................................................................................................................................................................
1,759,903
Net Assets ...............................................................................................................................................................
$ 1,706,626
(a) C ash collateral due to broker for TBAs ............................................................................................................................ $ 2,310
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.72
Class I — Net assets ............................................................................................................................................................ $ 445,087,900
Class I — Shares outstanding .............................................................................................................................................. 45,769,622
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9.72
Class V — Net assets ........................................................................................................................................................... $ 1,261,537,836
Class V — Shares outstanding ............................................................................................................................................. 129,754,438
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
44 Venerable Strategic Bond Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 40,838
Dividends ......................................................................................................................................................................... 679
Total investment income ..............................................................................................................................................................
41,517
Expenses
Advisory fees ................................................................................................................................................................... 3,848
Administrative fees .......................................................................................................................................................... 1,026
Distribution fees - Class V ............................................................................................................................................... 1,900
Professional fees .............................................................................................................................................................. 67
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 28
Miscellaneous .................................................................................................................................................................. 21
Expenses before reductions .............................................................................................................................................. 6,915
Expense reductions .......................................................................................................................................................... (547)
Net expenses ................................................................................................................................................................................
6,368
Net investment income (loss) .......................................................................................................................................................
35,149
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (22,866)
Net realized gain (loss) ................................................................................................................................................................
(22,866)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 53,678
Net change in unrealized appreciation (depreciation) ................................................................................................................. 53,678
Net realized and unrealized gain (loss) ........................................................................................................................................ 30,812
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 65,961

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 45
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Period Ended
December 31,
2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 35,149 $ 22,537
Net realized gain (loss) ....................................................................................................................... (22,866) (30,151)
Net change in unrealized appreciation (depreciation) ........................................................................ 53,678 (60,599)
Net increase (decrease) in net assets from operations .............................................................................. 65,961 (68,213)
Distributions
To shareholders
Class I ........................................................................................................................................... (9,546) (4,373)
Class V .......................................................................................................................................... (25,772) (11,334)
Net decrease in net assets from distributions ............................................................................................ (35,318) (15,707)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (105,935) 1,865,838
Total Net Increase (Decrease) in Net Assets ........................................................................
(75,292) 1,781,918
Net Assets
Beginning of period .................................................................................................................................. 1,781,918 —
End of period .............................................................................................................................................
$ 1,706,626 $ 1,781,918
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 3,788 $ 36,177 50,473 $ 504,742
Proceeds from reinvestment of distributions 994 9,546 450 4,373
Payments for shares redeemed (8,933) (86,146) (1,00 3 ) (9,79 5 )
Net increase (decrease)
(4,151) (40,423) 49,92 0 499,3 20
Class V
Proceeds from shares sold 609 5,911 154,009 1,540,154
Proceeds from reinvestment of distributions 2,685 25,772 1,166 11,33 4
Payments for shares redeemed (10,116) (97,195) (18,598) (184,970)
Net increase (decrease)
(6,822) (65,512) 136,577 1,366,51 8
Total increase (decrease)
(10,973) $ (105,935) 186,49 7 $ 1,865,838
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of the financial statements.
46 Venerable Strategic Bond Fund
Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 9.56 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.20 .13
$ Net Realized and Unrealized Gain (Loss) .16 (.48)
$ Total from Investment Operations .36 (.35)
Less distributions:
– –
$ Distributions from Net Investment Income (.20) (.09)
$ Total Distributions (.20) (.09)
$ Net Asset Value, End of Period 9.72 9.56
% Total Return
(ǿ)(±)
3.85 (3.54)
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 445,088 477,066
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.59 .60
% Expenses, Net
(ɯ)(Ƃ)
.59 .60
% Net Investment Income
(ɯ)(Ƃ)
4.27 1.28
% Portfolio Turnover Rate
(ǿ)
60 35
Class V
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 9.55 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.19 .12
$ Net Realized and Unrealized Gain (Loss) .17 (.49)
$ Total from Investment Operations .36 (.37)
Less distributions:
– –
$ Distributions from Net Investment Income (.19) (.08)
$ Total Distributions (.19) (.08)
$ Net Asset Value, End of Period 9.72 9.55
% Total Return
(ǿ)(±)
3.85 (3.68)
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 1,261,538 1,304,852
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.89 .90
% Expenses, Net
(ɯ)(Ƃ)
.80 .80
% Net Investment Income
(ɯ)(Ƃ)
4.06 1.21
% Portfolio Turnover Rate
(ǿ)
60 35

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 47
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Federal Income Taxes
At June 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 625,120
Administrative fees 166,699
Distribution fees 219,812
Trustees' fees 6,433
$ 1,018,064
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,021,134,150 $ 14,061,819 $ (21,016,679) $ (6,954,860)

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 13.0%
Amazon.com, Inc.(Æ) 580,961 127,458
AutoNation, Inc.(Æ) 4,079 810
Avis Budget Group, Inc.(Æ) 17,447 2,949
Bath & Body Works, Inc. 59,911 1,795
Best Buy Co., Inc. 40,690 2,732
BJ's Wholesale Club Holdings, Inc.(Æ) 34,199 3,688
BorgWarner, Inc. 12,244 410
Boyd Gaming Corp. 14,874 1,164
CarMax, Inc.(Æ) 9,180 617
Carnival Corp.(Æ) 53,988 1,518
Charter Communications, Inc. Class A(Æ) 7,648 3,127
Chipotle Mexican Grill, Inc. Class A(Æ) 62,848 3,529
Comcast Corp. Class A 272,472 9,725
Costco Wholesale Corp. 11,047 10,936
Crocs, Inc.(Æ) 17,853 1,808
Curtiss-Wright Corp. 9,390 4,587
Deckers Outdoor Corp.(Æ) 6,789 700
Dick's Sporting Goods, Inc. 3,059 605
Dollar General Corp. 10,952 1,253
Dollar Tree, Inc.(Æ) 20,624 2,043
eBay, Inc. 27,537 2,050
Expedia Group, Inc. 18,134 3,059
Ford Motor Co. 316,232 3,431
Fox Corp. Class A 99,771 5,591
GameStop Corp. Class A(Æ) 5,468 133
Gap, Inc. (The) 24,918 543
General Motors Co. 149,871 7,375
Genuine Parts Co. 7,651 928
Hasbro, Inc. 7,135 527
Home Depot, Inc. (The) 19,233 7,052
Interpublic Group of Cos., Inc. (The) 19,885 487
Leggett & Platt, Inc. 118,435 1,056
Liberty Global, Ltd. Class A(Æ) 81,132 812
Liberty Global, Ltd. Class C(Æ) 25,347 261
Lithia Motors, Inc. Class A 1,529 517
Lowe's Cos., Inc. 63,350 14,055
Lululemon Athletica , Inc.(Æ) 11,556 2,745
Mattel, Inc.(Æ) 79,024 1,558
McDonald's Corp. 2,059 602
MGM Resorts International(Æ) 16,323 561
Netflix, Inc. Class B(Æ) 41,215 55,192
News Corp. Class A 22,948 682
NIKE, Inc. Class B 15,390 1,093
NVR, Inc.(Æ) 158 1,167
O'Reilly Automotive, Inc.(Æ) 6,953 627
Penske Automotive Group, Inc. 4,080 701
PulteGroup, Inc. 14,277 1,506
Ralph Lauren Corp. Class A 5,806 1,592
Royal Caribbean Cruises, Ltd. 6,459 2,023
RTX Corp. 173,179 25,288
Sensata Technologies Holding PLC 49,220 1,482
Starbucks Corp. 73,765 6,759
Tapestry, Inc. 16,322 1,433
Target Corp. 5,248 518
Tesla, Inc.(Æ) 103,333 32,825
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
TJX Cos., Inc. (The) 194,146 23,975
Toll Brothers, Inc. 5,610 640
Ulta Beauty, Inc.(Æ) 7,413 3,468
Walmart, Inc. 321,507 31,437
Walt Disney Co. (The) 255,424 31,675
Warner Bros. Discovery, Inc.(Æ) 31,365 359
Williams-Sonoma, Inc. 19,353 3,162
Wynn Resorts, Ltd. 5,628 527
462,928
Consumer Staples - 3.7%
Albertsons Cos., Inc. Class A 146,174 3,144
Altria Group, Inc. 127,788 7,492
Boston Beer Co., Inc. (The) Class A(Æ) 4,877 931
Celsius Holdings, Inc.(Æ) 19,741 916
Clorox Co. (The) 971 117
Coca-Cola Co. (The) 118,360 8,374
Coca-Cola Consolidated, Inc. 17,982 2,008
Colgate-Palmolive Co. 71,021 6,456
CVS Health Corp. 87,796 6,056
elf Beauty, Inc.(Æ) 2,749 342
Estee Lauder Cos., Inc. (The) Class A 29,529 2,386
Hershey Co. (The) 5,944 986
Hormel Foods Corp. 5,106 154
Ingredion, Inc. 26,176 3,550
Kenvue , Inc. 82,106 1,718
Keurig Dr Pepper, Inc. 81,589 2,697
Kimberly-Clark Corp. 40,014 5,159
Kraft Heinz Co. (The) 64,757 1,672
Kroger Co. (The) 159,667 11,453
McCormick & Co., Inc. 81,593 6,186
Molson Coors Beverage Co. Class B 27,259 1,311
Mondelez International, Inc. Class A 72,416 4,884
Monster Beverage Corp.(Æ) 229,686 14,388
PepsiCo, Inc. 52,397 6,918
Philip Morris International, Inc. 41,571 7,571
Pilgrim's Pride Corp. 57,061 2,567
Procter & Gamble Co. (The) 112,886 17,985
Sysco Corp. 29,068 2,202
Tyson Foods, Inc. Class A 17,338 970
Walgreens Boots Alliance, Inc. 188,845 2,168
132,761
Energy - 3.0%
Baker Hughes Co. 59,666 2,288
Chevron Corp. 155,522 22,269
Eaton Corp. PLC 76,670 27,371
Enphase Energy, Inc.(Æ) 1,411 56
EOG Resources, Inc. 125,971 15,067
EQT Corp. 68,009 3,966
Exxon Mobil Corp. 131,842 14,213
HF Sinclair Corp. 11,219 461
Kinder Morgan, Inc. 339,138 9,971
NOV, Inc. 48,671 605
Phillips 66 24,477 2,920
Range Resources Corp. 14,273 580
TechnipFMC PLC 36,944 1,272

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 49
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Texas Pacific Land Corp. 908 959
Valero Energy Corp. 35,463 4,767
Williams Cos., Inc. (The) 14,924 937
107,702
Financial Services - 16.6%
Aflac, Inc. 43,731 4,612
Ally Financial, Inc. 12,238 477
American Financial Group, Inc. 3,568 450
American International Group, Inc. 47,851 4,096
American Tower Corp.(ö) 33,156 7,328
Ameriprise Financial, Inc. 5,074 2,708
Arch Capital Group, Ltd. 16,827 1,532
Assurant, Inc. 2,548 503
Assured Guaranty, Ltd. 44,136 3,844
AvalonBay Communities, Inc.(ö) 6,793 1,382
Axis Capital Holdings, Ltd. 48,428 5,028
Bank of America Corp. 783,064 37,055
Bank of New York Mellon Corp. (The) 154,021 14,033
Berkshire Hathaway, Inc. Class A(Æ) 29 21,135
Berkshire Hathaway, Inc. Class B(Æ) 57,834 28,094
BlackRock, Inc. 3,242 3,402
Blackstone, Inc. Class A 27,723 4,147
Carlyle Group, Inc. (The) 19,382 996
Charles Schwab Corp. (The) 74,930 6,837
Chubb, Ltd. 21,927 6,353
Cincinnati Financial Corp. 19,007 2,831
Citigroup, Inc. 158,055 13,454
Citizens Financial Group, Inc. 19,889 890
CME Group, Inc. Class A 16,667 4,594
Comerica, Inc. 5,103 304
Commerce Bancshares, Inc. 5,886 366
Corebridge Financial, Inc. 30,092 1,068
Cullen/Frost Bankers, Inc. 2,548 328
East West Bancorp, Inc. 6,119 618
Equinix , Inc.(ö) 5,072 4,035
Erie Indemnity Co. Class A 1,558 540
Everest Re Group, Ltd. 2,549 866
Extra Space Storage, Inc.(ö) 10,256 1,512
Fidelity National Financial, Inc. 12,241 686
Fifth Third Bancorp 26,523 1,091
First Citizens BancShares , Inc. Class A 596 1,166
First Horizon Corp. 19,878 421
First Industrial Realty Trust, Inc.(ö) 38,956 1,875
Goldman Sachs Group, Inc. (The) 32,519 23,015
Hartford Insurance Group, Inc. (The) 26,393 3,348
Huntington Bancshares, Inc. 64,762 1,085
Intercontinental Exchange, Inc. 76,983 14,124
Invesco, Ltd. 12,232 193
Jefferies Financial Group, Inc. 11,215 613
Jones Lang LaSalle, Inc.(Æ) 6,624 1,694
JPMorgan Chase & Co. 230,381 66,790
Loews Corp. 11,726 1,075
M&T Bank Corp. 6,628 1,286
Markel Group, Inc.(Æ) 510 1,019
Marsh & McLennan Cos., Inc. 20,519 4,486
MasterCard, Inc. Class A 68,260 38,358
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
MetLife, Inc. 37,225 2,994
MGIC Investment Corp. 524,164 14,593
Morgan Stanley 134,001 18,875
Northern Trust Corp. 29,360 3,723
Old Republic International Corp. 157,756 6,064
PNC Financial Services Group, Inc. (The) 17,848 3,327
Primerica, Inc. 2,039 558
Principal Financial Group, Inc. 12,242 972
Progressive Corp. (The) 43,732 11,670
Prologis, Inc.(ö) 144,177 15,156
Prudential Financial, Inc. 16,317 1,753
Public Storage(ö) 15,482 4,543
Raymond James Financial, Inc. 11,218 1,721
Regency Centers Corp.(ö) 27,745 1,976
Regions Financial Corp. 40,786 959
Reinsurance Group of America, Inc. Class A 2,550 506
RenaissanceRe Holdings, Ltd. 2,548 619
Robinhood Markets, Inc. Class A(Æ) 1,489 139
SEI Investments Co. 37,191 3,342
Simon Property Group, Inc.(ö) 10,817 1,739
State Street Corp. 48,527 5,160
Stifel Financial Corp. 4,590 476
Synchrony Financial 38,620 2,577
T Rowe Price Group, Inc. 61,420 5,927
Tradeweb Markets, Inc. Class A 29,537 4,324
Travelers Cos., Inc. (The) 69,902 18,702
Truist Financial Corp. 102,089 4,389
Unum Group 60,223 4,864
US Bancorp 61,709 2,792
VICI Properties, Inc.(ö) 200,342 6,531
Visa, Inc. Class A 171,545 60,907
Voya Financial, Inc. 2,040 145
W.R. Berkley Corp. 20,400 1,499
Webster Financial Corp. 7,650 418
Wells Fargo & Co. 291,898 23,387
Western Union Co. (The) 89,570 754
Willis Towers Watson PLC 4,589 1,407
XP, Inc. Class A 78,224 1,580
Zions Bancorp NA 4,079 212
589,023
Health Care - 9.8%
10X Genomics, Inc. Class A(Æ) 155,518 1,801
Abbott Laboratories 72,469 9,857
AbbVie, Inc. 159,355 29,579
Agilent Technologies, Inc. 41,639 4,914
Align Technology, Inc.(Æ) 471 89
Amgen, Inc. 71,486 19,960
Biogen, Inc.(Æ) 37,784 4,745
BioMarin Pharmaceutical, Inc.(Æ) 16,883 928
Boston Scientific Corp.(Æ) 106,096 11,396
Bristol-Myers Squibb Co. 108,857 5,039
Cardinal Health, Inc. 19,443 3,266
Cencora , Inc. Class A 17,088 5,124
Charles River Laboratories International,
Inc.(Æ) 5,718 868
Cigna Group (The) 22,314 7,377

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Danaher Corp. 51,626 10,198
DaVita, Inc.(Æ) 4,590 654
Dentsply Sirona, Inc. 38,270 608
DexCom , Inc.(Æ) 1,052 92
Doximity , Inc. Class A(Æ) 4,830 296
Eli Lilly & Co. 47,724 37,201
Exelixis , Inc.(Æ) 142,518 6,281
Fortrea Holdings, Inc.(Æ) 4,236 21
Gilead Sciences, Inc. 188,900 20,943
Halozyme Therapeutics, Inc.(Æ) 6,629 345
HCA Healthcare, Inc. 17,849 6,838
Henry Schein, Inc.(Æ) 7,141 522
Humana, Inc. 5,216 1,275
IDEXX Laboratories, Inc.(Æ) 10,182 5,461
Illumina, Inc.(Æ) 10,006 955
Inspire Medical Systems, Inc.(Æ) 2,111 274
Insulet Corp.(Æ) 2,990 939
Intuitive Surgical, Inc.(Æ) 35,732 19,417
Jazz Pharmaceuticals PLC(Æ) 3,061 325
Johnson & Johnson 235,112 35,913
Labcorp Holdings, Inc. 5,100 1,339
McKesson Corp. 5,109 3,744
Medpace Holdings, Inc.(Æ) 7,597 2,384
Medtronic PLC 77,005 6,713
Merck & Co., Inc. 45,441 3,597
Molina Healthcare, Inc.(Æ) 3,060 912
Penumbra, Inc.(Æ) 395 101
Pfizer, Inc. 63,897 1,549
Premier, Inc. Class A 121,676 2,668
Quest Diagnostics, Inc. 7,138 1,282
Regeneron Pharmaceuticals, Inc. 3,504 1,840
ResMed , Inc. 13,648 3,521
Roivant Sciences, Ltd.(Æ) 40,775 460
Royalty Pharma PLC Class A 60,624 2,184
Stryker Corp. 51,202 20,257
Tenet Healthcare Corp.(Æ) 5,608 987
Thermo Fisher Scientific, Inc. 30,531 12,379
United Therapeutics Corp.(Æ) 15,113 4,343
UnitedHealth Group, Inc. 39,570 12,345
Universal Health Services, Inc. Class B 4,081 739
Veeva Systems, Inc. Class A(Æ) 15,510 4,467
Waters Corp.(Æ) 10,526 3,674
West Pharmaceutical Services, Inc. 6,952 1,521
Zimmer Biomet Holdings, Inc. 11,729 1,070
Zoetis, Inc. Class A 9,146 1,426
349,003
Materials and Processing - 4.6%
Acuity, Inc. 1,530 456
Air Products & Chemicals, Inc. 12,329 3,478
Axalta Coating Systems, Ltd.(Æ) 11,735 348
Builders FirstSource , Inc.(Æ) 12,372 1,444
CF Industries Holdings, Inc. 82,760 7,614
CRH PLC 60,954 5,596
Crown Holdings, Inc. 97,851 10,077
DuPont de Nemours, Inc. 20,118 1,380
Ecolab, Inc. 54,213 14,606
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Fastenal Co. 201,861 8,478
Freeport-McMoRan, Inc. 18,330 795
General Electric Co. 46,054 11,854
Johnson Controls International PLC 75,347 7,958
Linde PLC 45,504 21,349
LKQ Corp. 14,427 534
Martin Marietta Materials, Inc. 8,774 4,817
Masco Corp. 13,767 886
Mosaic Co. (The) 51,350 1,873
Newmont Corp. 179,402 10,452
Nucor Corp. 13,770 1,784
Owens Corning 5,609 771
Packaging Corp. of America 5,609 1,057
PPG Industries, Inc. 13,768 1,566
Reliance, Inc. 16,369 5,138
Sherwin-Williams Co. (The) 36,017 12,367
Southern Copper Corp. 14,388 1,456
Steel Dynamics, Inc. 11,218 1,436
Trane Technologies PLC 28,715 12,560
UFP Industries, Inc. 3,061 304
Valmont Industries, Inc. 1,638 535
Vulcan Materials Co. 35,913 9,367
162,336
Producer Durables - 8.3%
3M Co. 48,239 7,344
AGCO Corp. 4,590 474
Allison Transmission Holdings, Inc. Class A 24,194 2,298
AMETEK, Inc. 20,857 3,774
Amphenol Corp. Class A 139,851 13,811
Aptiv PLC(Æ) 30,740 2,097
Automatic Data Processing, Inc. 39,128 12,067
Boeing Co. (The)(Æ) 40,147 8,412
BWX Technologies, Inc. 34,932 5,032
Canadian Pacific Kansas City, Ltd. 43,800 3,472
Carlisle Cos., Inc. 4,640 1,733
Caterpillar, Inc. 40,208 15,610
Cintas Corp. 32,767 7,303
CNH Industrial NV 74,979 972
Corpay , Inc.(Æ) 3,059 1,015
CSX Corp. 113,213 3,694
Cummins, Inc. 7,650 2,505
Deere & Co. 18,053 9,180
Delta Air Lines, Inc. 33,150 1,630
Donaldson Co., Inc. 7,142 495
Dover Corp. 5,609 1,028
EMCOR Group, Inc. 7,325 3,918
Emerson Electric Co. 74,843 9,979
Expeditors International of Washington, Inc. 8,159 932
GE Vernova , Inc. 7,375 3,902
General Dynamics Corp. 14,789 4,313
H&R Block, Inc. 7,652 420
Honeywell International, Inc. 53,244 12,400
Howmet Aerospace, Inc. 12,536 2,333
Huntington Ingalls Industries, Inc. 2,549 615
Illinois Tool Works, Inc. 3,973 982
Ingersoll Rand, Inc. 51,060 4,247

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 51
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Jacobs Solutions, Inc. 11,229 1,476
L3Harris Technologies, Inc. 10,199 2,558
Lamb Weston Holdings, Inc. 8,164 423
Lockheed Martin Corp. 26,645 12,340
Mettler -Toledo International, Inc.(Æ) 7,695 9,039
Middleby Corp. (The)(Æ) 3,058 440
Mueller Industries, Inc. 6,131 487
Murphy USA, Inc. 917 373
Norfolk Southern Corp. 12,748 3,263
Northrop Grumman Corp. 14,820 7,410
Old Dominion Freight Line, Inc. 50,558 8,206
Oshkosh Corp. 3,570 405
PACCAR, Inc. 31,617 3,006
Parker-Hannifin Corp. 6,728 4,699
PayPal Holdings, Inc.(Æ) 213,450 15,865
Regal Rexnord Corp. 4,080 591
Republic Services, Inc. Class A 15,865 3,912
Rockwell Automation, Inc. 6,951 2,309
Ryder System, Inc. 6,816 1,084
S&P Global, Inc. 18,645 9,831
Snap-on, Inc. 3,777 1,175
Southwest Airlines Co. 34,172 1,109
Textron, Inc. 12,236 982
Toro Co. (The) 19,253 1,361
U-Haul Holding Co.(Æ) 11,720 644
Union Pacific Corp. 72,408 16,661
United Airlines, Inc.(Æ) 65,170 5,189
United Parcel Service, Inc. Class B 17,810 1,798
United Rentals, Inc. 3,747 2,823
Verisk Analytics, Inc. Class A 4,569 1,423
W.W. Grainger, Inc. 11,754 12,227
Waste Management, Inc. 48,376 11,069
WESCO International, Inc. 3,060 567
Xylem, Inc. 29,041 3,757
296,489
Technology - 35.8%
Accenture PLC Class A 24,183 7,228
Adobe, Inc.(Æ) 22,382 8,659
Advanced Micro Devices, Inc.(Æ) 10,429 1,480
Airbnb, Inc. Class A(Æ) 63,749 8,437
Allegion PLC 5,097 735
Alphabet, Inc. Class A 315,633 55,624
Alphabet, Inc. Class C 228,284 40,495
Apple, Inc. 661,721 135,765
Applied Materials, Inc. 35,147 6,434
AppLovin Corp. Class A(Æ) 7,816 2,736
Arista Networks, Inc.(Æ) 20,849 2,133
Arrow Electronics, Inc.(Æ) 1,195 152
Atlassian Corp. Class A(Æ) 10,432 2,119
Autodesk, Inc.(Æ) 30,404 9,412
Booking Holdings, Inc. 3,596 20,818
Broadcom, Inc. 242,320 66,796
CACI International, Inc. Class A(Æ) 1,529 729
Cadence Design Systems, Inc.(Æ) 13,822 4,259
Cirrus Logic, Inc.(Æ) 30,287 3,158
Cisco Systems, Inc. 373,824 25,936
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cognizant Technology Solutions Corp.
Class A 29,577 2,308
Concentrix Corp. 41,505 2,194
Corteva , Inc. 70,930 5,286
Crowdstrike Holdings, Inc. Class A(Æ) 3,726 1,898
Dell Technologies, Inc. Class C 20,399 2,501
DocuSign, Inc.(Æ) 44,177 3,441
Dropbox, Inc. Class A(Æ) 228,023 6,521
Electronic Arts, Inc. 16,929 2,704
Etsy, Inc.(Æ) 31,170 1,563
F5, Inc.(Æ) 6,330 1,863
Fair Isaac Corp.(Æ) 1,213 2,217
Fortinet, Inc.(Æ) 38,333 4,053
Gen Digital, Inc. 121,885 3,583
Genpact , Ltd. 42,206 1,857
HP, Inc. 78,555 1,921
HubSpot , Inc.(Æ) 3,200 1,781
International Business Machines Corp. 12,598 3,714
Intuit, Inc. 34,240 26,968
Jabil, Inc. 4,685 1,022
KLA Corp. 16,894 15,133
Lam Research Corp. 58,559 5,700
Leidos Holdings, Inc. 7,648 1,207
Lyft, Inc. Class A(Æ) 172,880 2,725
Manhattan Associates, Inc.(Æ) 9,438 1,864
Maplebear , Inc.(Æ) 23,225 1,051
Marvell Technology, Inc. 101,983 7,893
Match Group, Inc. 14,249 440
Meta Platforms, Inc. Class A 136,182 100,515
Micron Technology, Inc. 12,024 1,482
Microsoft Corp. 442,966 220,336
Monolithic Power Systems, Inc. 15,582 11,396
NetApp, Inc. 36,362 3,874
NVIDIA Corp. 1,422,427 224,730
Oracle Corp. 31,295 6,842
Palantir Technologies, Inc. Class A(Æ) 56,979 7,767
Palo Alto Networks, Inc.(Æ) 83,246 17,035
Paycom Software, Inc. 7,271 1,683
Pegasystems , Inc. 49,394 2,674
Pinterest, Inc. Class A(Æ) 37,300 1,338
PTC, Inc.(Æ) 26,333 4,538
Qorvo , Inc.(Æ) 19,992 1,698
QUALCOMM, Inc. 151,740 24,166
RingCentral, Inc. Class A(Æ) 43,705 1,239
Salesforce, Inc. 66,849 18,229
ServiceNow , Inc.(Æ) 17,453 17,943
Skyworks Solutions, Inc. 39,703 2,959
Snowflake, Inc. Class A(Æ) 4,412 987
Spotify Technology SA(Æ) 5,008 3,843
SS&C Technologies Holdings, Inc. 10,923 904
Synopsys, Inc.(Æ) 42,097 21,582
TD SYNNEX Corp. 4,587 622
TE Connectivity PLC 45,557 7,684
Texas Instruments, Inc. 59,950 12,447
Twilio , Inc. Class A(Æ) 9,168 1,140
Tyler Technologies, Inc.(Æ) 3,734 2,214
Uber Technologies, Inc.(Æ) 162,931 15,201

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UiPath , Inc. Class A(Æ) 82,101 1,051
VeriSign, Inc. 22,071 6,374
Western Digital Corp. 6,383 408
Workday, Inc. Class A(Æ) 29,873 7,170
Zoom Video Communications, Inc. Class
A(Æ) 67,854 5,291
1,273,875
Utilities - 3.0%
American Water Works Co., Inc. 10,690 1,487
Antero Midstream Corp. 29,068 551
APA Corp. 47,486 869
AT&T, Inc. 525,417 15,205
Cheniere Energy, Inc. 23,135 5,634
ConocoPhillips 5,974 536
Constellation Energy Corp. 5,595 1,806
DTE Energy Co. 12,238 1,621
Duke Energy Corp. 51,961 6,131
Edison International 12,287 634
Entergy Corp. 88,161 7,328
Evergy , Inc. 13,771 949
Exelon Corp. 97,760 4,245
FirstEnergy Corp. 32,133 1,294
National Fuel Gas Co. 5,608 475
NextEra Energy, Inc. 67,997 4,720
NRG Energy, Inc. 39,762 6,385
OGE Energy Corp. 10,197 453
Ovintiv , Inc. 59,813 2,276
PPL Corp. 44,370 1,504
Public Service Enterprise Group, Inc. 37,056 3,119
Southern Co. (The) 132,530 12,170
T-Mobile US, Inc. 26,593 6,336
UGI Corp. 13,359 487
Verizon Communications, Inc. 253,956 10,989
Vistra Corp. 11,656 2,259
WEC Energy Group, Inc. 73,958 7,706
107,169
Total Common Stocks
(cost $3,017,190) 3,481,286
Short-Term Investments - 2.2%
State Street Institutional Liquid Reserves
Fund 76,980,857 76,981
Total Short-Term Investments
(cost $76,981) 76,981
Total Investments - 100.0%
(cost $3,094,171) 3,558,267
Other Assets net of Liabilities
- 0.0%
708
Net Assets - 100.0%
3,558,975

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 53
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 203 USD 63,476 09/19/2025 2,028
Total Futures Contracts (å) 2,028
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks $ 3,481,286 $ — $ — $ 3,481,286
Short-Term Investments 76,981 — — 76,981
Total Investments 3,558,267 — — 3,558,267
Derivatives
Assets
Futures Contracts 2,028 — — 2,028
Total Derivatives
*
$ 2,028 $ — $ — $ 2,028
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Belgium ..............................................................................................
1,073 —*
Bermuda .............................................................................................
619 —*
Brazil ..................................................................................................
1,580 0.1
Canada ................................................................................................
3,472 0.1
Ireland ................................................................................................
7,228 0.2
Jersey ..................................................................................................
2,097 0.1
Mexico ...............................................................................................
1,456 0.1
Switzerland ........................................................................................
7,684 0.2
United Kingdom .................................................................................
1,272 —*
United States ......................................................................................
3,531,786 99.2
Total Investments ............................................................................... 3,558,267
*
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
54 Venerable US Large Cap Strategic Equity Fund
Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Notes to Financial Statements
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,028
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,130)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 3 , 366
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 55
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,094,171
Investments, at fair value .............................................................................................................................................................
3,558,267
Cash .............................................................................................................................................................................................. 30
Receivables:
Dividends and interest ...................................................................................................................................................... 1,619
Investments sold ............................................................................................................................................................... 1,012
From broker(a) ................................................................................................................................................................. 4 , 809
Variation margin on futures contracts .............................................................................................................................. 305
Prepaid expenses .......................................................................................................................................................................... 11
Total assets ...............................................................................................................................................................
3,566,053
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 654
Fund shares redeemed ...................................................................................................................................................... 4,060
Accrued fees to affiliates .................................................................................................................................................. 2,305
Other accrued expenses .................................................................................................................................................... 59
Total liabilities ...........................................................................................................................................................
7,078
Net Assets ...............................................................................................................................................................
$ 3,558,975
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 447,041
Paid-in capital ..............................................................................................................................................................................
3,111,934
Net Assets ...............................................................................................................................................................
$ 3,558,975
(a)   Cash collateral held at broker for futures contracts ........................................................................................................... $ 4 , 809
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 11.28
Class I — Net assets ............................................................................................................................................................ $ 1,355,817,844
Class I — Shares outstanding .............................................................................................................................................. 120,207,867
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.27
Class V — Net assets ........................................................................................................................................................... $ 2,203,157,499
Class V — Shares outstanding ............................................................................................................................................. 195,443,791
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
56 Venerable US Large Cap Strategic Equity Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 24,658
Interest .............................................................................................................................................................................. 72
Total investment income ..............................................................................................................................................................
24,730
Expenses
Advisory fees ................................................................................................................................................................... 10,440
Administrative fees .......................................................................................................................................................... 2,088
Distribution fees - Class V ............................................................................................................................................... 3,215
Professional fees .............................................................................................................................................................. 101
Trustees’ fees .................................................................................................................................................................... 51
Printing fees ..................................................................................................................................................................... 53
Miscellaneous .................................................................................................................................................................. 38
Expenses before reductions .............................................................................................................................................. 15,986
Expense reductions .......................................................................................................................................................... (1,862)
Net expenses ................................................................................................................................................................................
14,124
Net investment income (loss) .......................................................................................................................................................
10,606
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (25,463)
Futures contracts .............................................................................................................................................................. (2,130)
Net realized gain (loss) ................................................................................................................................................................
(27,593)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 226,192
Futures contracts .............................................................................................................................................................. 3,366
Net change in unrealized appreciation (depreciation) ................................................................................................................. 229,558
Net realized and unrealized gain (loss) ........................................................................................................................................ 201,965
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 212,571

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 57
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Period Ended
December 31, 2024
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 10,606 $ 7,124
Net realized gain (loss) ....................................................................................................................... (27,593) 41,69 9
Net change in unrealized appreciation (depreciation) ........................................................................ 229,558 236,566
Net increase (decrease) in net assets from operations .............................................................................. 212,571 285,389
Distributions
To shareholders
Class I ........................................................................................................................................... (19,701) —
Class V .......................................................................................................................................... (31,218) —
Net decrease in net assets from distributions ............................................................................................ (50,919) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (294,558) 3,406,492
Total Net Increase (Decrease) in Net Assets ........................................................................
(132,906) 3,691,881
Net Assets
Beginning of period .................................................................................................................................. 3,691,881 —
End of period .............................................................................................................................................
$ 3,558,975 $ 3,691,881
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 3,058 $ 28,282 149,859 $ 1,499,707
Proceeds from reinvestment of distributions 1,781 19,701 — —
Payments for shares redeemed (16,103) (173,030) (18,387) (196,737)
Net increase (decrease)
(11,264) (125,047) 131,472 1,302,970
Class V
Proceeds from shares sold
(2)
113 1,153 229,324 2,294,720
Proceeds from reinvestment of distributions 2,823 31,218 — —
Payments for shares redeemed (18,966) (201,882) (17,850) (191,198)
Net increase (decrease)
(16,030) (169,511) 211,474 2,103,522
Total increase (decrease)
(27,294) $ (294,558) 342,946 $ 3,406,492
(1) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(2) During the period ended December 31,2024, Venerable US Large Cap Strategic Equity Fund received securities in the amount of $2,210,034 for Class V to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
58 Venerable US Large Cap Strategic Equity Fund
Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 10.77 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.04 .02
$ Net Realized and Unrealized Gain (Loss) .63 .75
$ Total from Investment Operations .67 .77
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.13) —
$ Total Distributions (.16) —
$ Net Asset Value, End of Period 11.28 10.77
% Total Return
(ǿ)(±)
6.21 7.70
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 1,355,818 1,415,577
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.73 .75
% Expenses, Net
(ɯ)(Ƃ)
.73 .75
% Net Investment Income
(ɯ)(Ƃ)
.6 9 .21
% Portfolio Turnover Rate
(ǿ)
33 42
Class V
06/30/25 (ƣ) 12/31/24 (ſ)
Per-Share Data
– –
$ Net Asset Value, Beginning of Period 10.76 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.03 .02
$ Net Realized and Unrealized Gain (Loss) .63 .74
$ Total from Investment Operations .66 .76
Less distributions:
– –
$ Distributions from Net Investment Income (.02) —
$ Distributions from Net Realized Gain (.13) —
$ Total Distributions (.15) —
$ Net Asset Value, End of Period 11.27 10.76
% Total Return
(ǿ)(±)
6.17 7.60
– –
Ratios/Supplemental Data
– –
$ Net Assets, End of Period (000) 2,203,157 2,276,304
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.03 1.05
% Expenses, Net
(ɯ)(Ƃ)
.86 .86
% Net Investment Income
(ɯ) (Ƃ)
.56 .17
% Portfolio Turnover Rate
(ǿ)
33 42

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Notes to Financial Statements — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 59
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Federal Income Taxes
At June 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,717,270
Administrative fees 343,454
Distribution fees 228,189
Trustees' fees 16,182
$ 2,305,095
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,097,590,539 $ 545,116,987 $ (82,411,934) $ 462,705,053

Venerable Variable Insurance Trust
Notes to Schedules of Investments — June 30, 2025 (Unaudited)
60 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933. See Note 7 in the Notes to Financial
Statements.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(
Š
) Value was determined using significant unobservable inputs.
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
ADR - American Depositary Receipt
CME - Chicago Mercantile Exchange
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom
USD - United States dollar

Venerable Variable Insurance Trust
Notes to Financial Highlights — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 61
(ſ) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(ƣ) For the period ended June 30, 2025 (Unaudited).
(ǿ) The total return and portfolio turnover rate for periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ)
May reflect amounts waived and/or reimbursed by Venerable Investment Advisers, LLC (“VIA”) and Russell Investments Financial Services,
LLC.
(Ɵ) Less than $.01 per share.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(‡)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests .
(∏)
The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Venerable Variable Insurance Trust
Notes to Financial Statements — June 30, 2025 (Unaudited)
62 Notes to Financial Statements
1. Organization
Venerable Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2023 and is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. As of June 30, 2025, the Trust offered five different investment portfolios (each a “Fund” and collectively, the “Funds”). Each Fund’s shares are offered at net asset value (“NAV”) to qualified insurance company separate accounts serving as investment options under variable insurance products.
Venerable Investment Advisers, LLC (“VIA” or the “Adviser”), a wholly-owned subsidiary of Venerable Holdings, Inc., serves as the investment adviser to the Funds. VIA oversees all investment advisory and portfolio management services. The Adviser acts as a manager of managers and makes recommendations with respect to the selection and continued employment of the sub-
advisers to manage the Funds’ assets. The Adviser performs diligence on and monitors the sub-advisers and reviews investment performance and adherence to compliance procedures.
The Funds are authorized to issue shares of beneficial interest in one or more classes. Certain of the Funds currently offer two classes of shares: Class V and Class I. Class V is subject to a Rule 12b-1 distribution fee while Class I is not subject to a Rule
12b-1 fee.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal period ended June 30, 2025.
The Venerable Moderate Allocation Fund pursues its investment objective by investing exclusively in other affiliated mutual funds managed by the Adviser. The Venerable Large Cap Index Fund, the Venerable Strategic Bond Fund and the Venerable
High Yield Fund each use a sub-adviser to pursue its investment objective. The Venerable US Large Cap Strategic Equity Fund uses a multi-style and multi-manager approach including the use of sub-advisers and money managers to pursue its investment objective.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies under the Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by its chief operating decision maker
(“CODM”) to assess performance and make resource allocation decisions. VIA serves as the CODM. Since VIA evaluates the performance of each Fund holistically as outlined in the Fund’s prospectus, each Fund is a single reporting segment. VIA uses the holdings composition data, total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make resource allocation decisions. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. Segment assets and significant segment expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations, respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after
December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 63
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Board of Trustees (“the Board”) has designated VIA as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable, for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”), and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the
NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing NAV. Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
64 Notes to Financial Statements
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-
dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 65
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair values securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
For the period ended June 30, 2025, the Funds had no transfers into or out of Level 3 of the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each
Fund intends to elect and expects to qualify each year as a regulated investment company under Subchapter M of the Internal

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
66 Notes to Financial Statements
Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders.
Each Fund intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury regulations promulgated thereunder such that the owners of Variable Contracts should not currently be subject to federal income tax on distributions by a Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. The Funds have analyzed the tax positions taken or expected to be taken on the Funds’ federal income tax return from the period from September 4, 2024 through the period ended December 31, 2024, and have concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period from January 1, 2025 through June 30, 2025, the Funds did not incur any interest or tax penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Each Fund intends to pay dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. A Fund may distribute dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either dividends or capital gain distributions. Dividends and distributions from a Fund will be automatically reinvested in shares of that
Fund unless the shareholder elects to receive distributions in cash.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by VIA, the Funds’ adviser and administrator. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 67
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Foreign currency spot contracts are categorized as Level 1 of the fair value hierarchy.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, risk management (hedging) purposes and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes.
Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still insolvency risk of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-
traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2025, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
68 Notes to Financial Statements
Funds
Strategies
Venerable Large Cap Index Fund
Exposing cash to markets and trade settlement
Venerable US Large Cap Strategic Equity Fund
Exposing cash to markets
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2025, the following Funds entered into futures contracts primarily for the strategies listed below:
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non- agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. A Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale.
Certain Funds may also invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments, in the form of investment income, rise with inflation and fall with deflation.
3. Investment Transactions
Securities
During the period ended June 30, 2025, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, and in-kind transactions) were as follows:

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 69
During the period ended June 30, 2025, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, and in-kind transactions) were as follows:
4. Related Party, Fees and Expenses
Adviser and Administrator
The Adviser oversees all investment advisory and portfolio management services. In addition, the Adviser makes recommendations with respect to the selection and continued employment of the sub-advisers to manage the Funds’ assets, performs diligence on and monitors the sub-advisers and reviews investment performance and adherence to compliance procedures. The Adviser pays each sub-adviser’s fees out of the advisory fee paid by the respective Fund to the Adviser. The remainder of the advisory fee is retained by the Adviser as compensation. From its sub-advisory fees received from the Adviser, Franklin Advisers, Inc., a sub-
adviser to certain Funds, pays all fees to the non-discretionary sub-advisers for their investment advisory services.
The Adviser also serves as the administrator of the Trust. The Adviser provides the Funds with office space, equipment, and the personnel necessary to operate and administer the Funds’ business. The Adviser furnishes, or arranges for others to furnish, custodial, fund accounting, transfer agency and certain fund administration services. Each Fund is responsible for bearing all other operating expenses.
Each of the Funds pays the following annual advisory fee directly to VIA, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee specified in the table below is based on the combined average daily net assets the Funds and is payable monthly to VIA.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2025:
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC (the “Transfer Agent”) serves as the transfer and dividend disbursing agent for the
Trust. The Transfer Agent does not earn a fee for this service.
Funds Purchases Sales
Venerable High Yield Fund $ 108,976,740 $ 153,634,818
Venerable Large Cap Index Fund 281,752,982 556,116,378
Venerable Moderate Allocation Fund 108,929,757 311,354,052
Venerable Strategic Bond Fund 608,304,949 654,988,472
Venerable US Large Cap Strategic Equity Fund 1,178,199,356 1,520,440,479
Fund Purchases Sales
Venerable Strategic Bond Fund $ 590,700,410 $ 582,104,120
Funds
Annual Rate
Advisory (%) Administration (%)
Venerable High Yield Fund 0.65 0.12
Venerable Large Cap Index Fund 0.15 0.10
Venerable Moderate Allocation Fund 0.05 0.12
Venerable Strategic Bond Fund 0.45 0.12
Venerable US Large Cap Strategic Equity Fund 0.60 0.12
Funds Advisory Administrative
Venerable High Yield Fund
$ 1,836,935 $ 339,126
Venerable Large Cap Index Fund
2,370,934 1,580,623
Venerable Moderate Allocation Fund
557,665 1,338,397
Venerable Strategic Bond Fund
3,847,996 1,026,132
Venerable US Large Cap Strategic Equity Fund
10,440,297 2,088,059

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
70 Notes to Financial Statements
Distributor
Russell Investments Financial Services, LLC (the “Distributor”) serves as the Trust’s distributor. The Distributor is a wholly-
owned subsidiary of Russell Investment Management, LLC. While the Distributor is entitled to the Rule 12b-1 distribution fee from each Fund’s Class V shares, the Distributor has agreed to waive receipt of all or a portion of the fee until September 6,
2026 for each of the Funds to the extent necessary to limit total annual operating expenses of Class V shares to the amount of the expense limitation for each Fund’s Class V.
Expenses
VIA and the Distributor have contractually agreed, until September 6, 2026, to waive all or a portion of fees (including management fee, administrative services fee, distribution fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
In limiting a Fund’s expenses, the Distributor’s contractual waiver of the Fund’s Class V Rule 12b-1 fee will be applied first, as applicable. After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses. Termination or modification of these obligations prior to September 6, 2026 requires approval by the Board. To the extent these obligations terminate or are modified, a Fund’s total annual operating expenses may increase.
For the period ended June 30, 2025, the total fee waivers were as follows:
VIA and the Distributor do not have the ability to recover amounts waived or reimbursed from previous periods. There were no reimbursements for the period ended June 30, 2025.
Board of Trustees
The Board is currently comprised of five (5) Trustees — two Trustees who are “interested persons” of the Trust as defined under the 1940 Act (“Interested Trustees”) and three Trustees who are not “interested persons” of the Trust (“Independent Trustees”).
Trustee compensation and expenses are allocated to each Fund based on its net assets. Interested Trustees and the Trust’s officers are not paid by the Trust.
For the period ended June 30, 2025, the regular compensation paid to the Trustees by the Funds was $157,500.
5. Federal Income Taxes
As of June 30, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds
Annual Rate
Class V (%) Class I (%)
Venerable High Yield Fund 0.72 0.80
Venerable Large Cap Index Fund 0.51 N/A
Venerable Moderate Allocation Fund 0.89 N/A
Venerable Strategic Bond Fund 0.80 0.60
Venerable US Large Cap Strategic Equity Fund 0.86 0.75
Funds
12b-1
Administrative
Venerable High Yield Fund
$ 172,356 $ 42,338
Venerable Large Cap Index Fund
891,523 –
Venerable Moderate Allocation Fund
3,345,992 130,453
Venerable Strategic Bond Fund
547,378 –
Venerable US Large Cap Strategic Equity Fund
1,862,241 –
No Expiration
Funds Short Term Long Term Total
Venerable High Yield Fund $ 380,894 $ — $ 380,894
Venerable Strategic Bond Fund 23,374,743 6,776,728 30,151,471

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 71
6. Record Ownership
As of June 30, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of June 30, 2025, the restricted securities held in the
Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of June 30, 2025, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
8. Contractual Obligations
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
9. Risk Factors
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and
Funds # of Shareholders %
Venerable High Yield Fund
1 79.6
Venerable Strategic Bond Fund
1 26.1
Venerable US Large Cap Strategic Equity Fund
1 38.1
Funds %
Venerable High Yield Fund
92.6
Venerable Strategic Bond Fund
23.5

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
72 Notes to Financial Statements
market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 73
At in-person meetings held on March 27 – 28, 2025 and June 17, 2025, the Board of Trustees (the “Board”) of the Venerable Variable
Insurance Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust
(the “Independent Trustees”), considered and unanimously approved the following investment advisory agreements:
• an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Venerable Investment
Advisers, LLC (the “Adviser”), with respect to the Venerable US Small Cap Fund, Venerable International Index
Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable Bond Index Fund, Venerable
Intermediate Corporate Bond Index Fund, Venerable World Conservative Allocation Fund, Venerable World
Moderate Allocation Fund, Venerable World Appreciation Allocation Fund, Venerable Conservative Allocation
Fund, Venerable Conservative Appreciation Allocation Fund, Venerable Appreciation Allocation Fund, Venerable
Emerging Market Equity Fund, and Venerable World Equity Fund, each a newly-formed series of the Trust (each a
“Fund”, and collectively, the “Funds”);
• a Sub-Management and Compliance Agreement (the “RIM Agreement”) between the Trust, the Adviser, and Russell
Investment Management, LLC (“RIM”), with respect to the Venerable Large Cap Index Fund, Venerable Moderate
Allocation Fund, Venerable US Large Cap Core Equity Fund, Venerable Emerging Markets Equity Fund, Venerable
World Equity Fund, Venerable International Index Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index
Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable
World Conservative Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable Appreciation
Allocation Fund, Venerable World Moderate Allocation Fund, and Venerable World Appreciation Allocation Fund
(the “RIM Funds”);
• a Discretionary Sub-Management Agreement (the “Franklin Agreement”) between the Trust, the Adviser, and
Franklin Advisers, Inc. (“Franklin”), with respect to the Venerable High Yield Fund, Venerable US Small Cap
Fund, Venerable Bond Index Fund, Venerable Intermediate Corporate Bond Index Fund, Venerable US Large Cap
Strategic Equity Fund, and Venerable Strategic Bond Fund (collectively, the “FT Funds”);
• Non-Discretionary Sub-Management Agreements (collectively, the “RIM Sub-Management Agreements”) between the Adviser, RIM and each of (i) Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Asset Management,
Inc. (“JPMAM”), Mar Vista Investment Partners LLC (“Mar Vista”), and Jacobs Levy Equity Management, Inc.
(“Jacobs Levy”, together with Allspring, JPMAM, and Mar Vista, the “RIM Large Cap Core Non-Discretionary Sub-
Advisers”) with respect to the Venerable US Large Cap Core Equity Fund; (ii) Axiom Investors LLC (“Axiom”),
Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”), Numeric Investors LLC (“Numeric”), Oaktree
Fund Advisors, LLC (“Oaktree”), Pzena Investment Management, LLC (“Pzena”), and Sands Capital Management,
LLC (“Sands”, and together with Axiom, Barrow Hanley, Numeric, Oaktree, and Pzena, the “RIM Emerging Markets
Non-Discretionary Sub-Advisers”) for the Venerable Emerging Markets Equity Fund; (iii) Intermede Investment
Partners Limited and Intermede Global Partners Inc. (collectively, “Intermede”), Numeric, Sanders Capital, LLC
(“Sanders”), and Wellington Management Company LLP (“Wellington”, and together with Intermede, Numeric and
Sanders the “RIM World Equity Non-Discretionary Sub-Advisers”), for the Venerable World Equity Fund; and
• Non-Discretionary Sub-Management Agreements (collectively, the “Franklin Sub-Management Agreements”)
between Franklin and each of (i) ClearBridge Investments, LLC (“Clearbridge”) and Brandywine Global
Investment Management, LLC (“Brandywine”, and together with Clearbridge, the “Franklin Large Cap Strategic
Non-Discretionary Sub-Advisers”), with respect to the Venerable US Large Cap Strategic Equity Fund, and (ii)
Putnam Investment Management, LLC (“Putnam”) and Royce Investment Partners (“Royce”, and together with
Putnam, the “Franklin US Small Cap Non-Discretionary Sub-Advisers”), with respect to the Venerable US Small
Cap Fund.
.
The RIM Large Cap Core Non-Discretionary Sub-Advisers, RIM Emerging Markets Non-Discretionary Sub-Advisers, and
the RIM World Equity Non-Discretionary Sub-Advisers are collectively referred to herein as the RIM Non-Discretionary
Sub-Advisers. The Franklin Large Cap Strategic Non-Discretionary Sub-Advisers and the Franklin US Small Cap

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
74 Basis for Approval of Investment Advisory Contracts
Non-Discretionary Sub-Advisers are collectively referred to herein as the Franklin Non-Discretionary Sub-Advisers.
RIM, Franklin, the RIM Large Cap Core Non-Discretionary Sub-Advisers, RIM Emerging Markets Non-Discretionary Sub-Advisers,
the RIM World Equity Non-Discretionary Sub-Advisers, the Franklin Large Cap Strategic Non-Discretionary Sub-Advisers, and the
Franklin US Small Cap Non-Discretionary Sub-Advisers are collectively referred to herein as “Sub-Advisers”. The Sub-Advisers provide investment sub-advisory services to the Funds.
In connection with its deliberations, the Board considered information requested on behalf of the Independent Trustees and prepared by the Adviser and the Sub-Advisers including memoranda and other materials provided to the Trustees prior to and during the meetings. The information provided to the Trustees described, among other things, the services to be provided by and fees paid to the Adviser and the Sub-Advisers; related performance information; and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Advisers from an investment management, operational and compliance perspective. The Independent Trustees also met in executive session during each meeting to discuss the Agreements and review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meetings and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements. As applicable, the Board also considered the foregoing and other information provided at the Board’s April 2-3, 2024 meeting.
In approving the Agreements with respect to each Fund, each Trustee, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed fee payable to the Adviser and the Sub-Advisers, as applicable, was fair and reasonable and that the approval of the Agreements was in the best interests of each applicable Fund and its investors. The Board considered each Fund and each Agreement separately. In considering the Agreements, the Trustees did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. Although the Board gave attention to all information provided, some of the primary factors the Board deemed relevant to its decision to approve the Agreements with respect to each Fund are discussed below.
Appointment of Venerable Investment Advisers, LLC as Investment Adviser and Approval of the Investment Management Agreements
(All Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services to be provided to the Funds by the Adviser and its affiliates, and the
Adviser’s responsibilities with respect to each of the Funds. The Board considered that the Adviser would be responsible for, among other things, developing the investment strategy for the Funds; researching, selecting and hiring any sub-adviser(s), and conducting on-going due diligence on and monitoring of any sub-adviser(s); overseeing the selection of investments for the Funds; monitoring and evaluating the performance of the Funds; monitoring the investment operations and composition of the Funds and, in connection therewith, monitoring compliance with each Fund’s investment objective, policies and restrictions, as well as each Fund’s compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among any sub-adviser and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring any sub-advisers to the Funds and the other service providers to each Fund, as well as its process for evaluating, monitoring and overseeing any sub-adviser’s investment strategy. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the Adviser personnel who would perform those functions with respect to the Funds. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Funds and that the
Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to each Fund. The Board considered that the Adviser’s responsibilities with respect to the Funds also

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 75
would include monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Funds.
The Board also considered the benefits that would be provided to shareholders from participation in a Fund sponsored by the
Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates would provide to the Funds and their shareholders. The Board noted that the Funds did not have any performance history as each is a newly created series of the Trust and none had commenced operations as of the date of the meeting.
Based on its review, the Board, including the Independent Trustees, determined that the nature, quality and extent of the services to be provided by the Adviser were appropriate for the Funds.
•
Expenses
The Board considered each Fund’s proposed advisory fee in light of the nature, quality and extent of the services to be provided by the Adviser. In addition, the Board considered the relative level of the sub-advisory fee to be paid to each Fund’s sub-adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the Adviser and not delegated to or assumed by a sub-adviser.
With respect to the Advisory Agreement, the Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for each Fund to the advisory fee rates and expense ratios of comparable mutual funds, including information compiled with data from Broadridge, an independent provider of mutual fund industry data.
In particular, the Board noted the following information included in the Broadridge data:
• With respect to the Venerable US Small Cap Fund, the Board noted that the Fund’s proposed Management
Fee was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable Emerging Markets Equity Fund, the Board noted that although the Fund’s proposed Management Fee was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable World Equity Fund, the Board noted that although the Fund’s proposed
Management Fee was slightly higher than the median of its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were lower than the median of both its expense group and expense universe.
• With respect to the Venerable Mid Cap Index Fund, the Board noted that although the Fund’s proposed
Management Fee was among the highest in its expense group and above the median of its expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable Small Cap Index Fund, the Board noted that although the Fund’s proposed
Management Fee was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable International Index Fund, the Board noted that although the Fund’s proposed

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
76 Basis for Approval of Investment Advisory Contracts
Management Fee was among the highest in its expense group and above the median of its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable Bond Index Fund, the Board noted that although the Fund’s proposed
Management Fee was the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable Intermediate Corporate Bond Index Fund, the Board noted that although the
Fund’s proposed Management Fee was the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either. The Board further noted that the expense group and expense universe included other credit funds more broadly. However, as compared to the sole corporate bond index fund in the peer group, the Fund’s proposed Management Fee was very similar.
• With respect to the Venerable Conservative Allocation Fund, the Board noted that although the Fund’s proposed Management Fee was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable Conservative Appreciation Allocation Fund, the Board noted that although the
Fund’s proposed Management Fee was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable World Conservative Allocation Fund, the Board noted that the Fund’s proposed
Management Fee was among the lowest in its expense group and expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable Moderate Appreciation Allocation Fund, the Board noted that although the
Fund’s proposed Management Fee was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable World Moderate Allocation Fund, the Board noted that although the Fund’s proposed Management Fee was the highest in its expense group and among the highest in its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable Appreciation Allocation Fund, the Board noted the Fund’s proposed Management
Fee was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable World Appreciation Allocation Fund, the Board noted the Fund’s proposed
Management Fee was slightly above the median of its expense group and its expense universe. In addition, the
Board noted the Fund’s estimated total expenses were lower than the median in its expense group and slightly higher than the median in its expense universe.
• With respect to the Venerable High Yield Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were lower than the

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 77
median of both its expense group and expense universe.
• With respect to the Venerable Large Cap Index Fund, the Board noted that although the Fund’s proposed advisory fee rate was the highest among its expense group and above the median of its expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s estimated total expenses were similar to the median of both its expense group and expense universe.
• With respect to the Venerable Moderate Allocation Fund, the Board noted the Fund’s proposed advisory fee rate was slightly above the median of its expense group and similar to the median of its expense universe. In addition, the Board noted the Fund’s estimated total expenses were among the lowest in its expense group and expense universe.
• With respect to the Venerable Strategic Bond Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable US Large Cap Core Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of either.
• With respect to the Venerable US Large Cap Strategic Equity Fund, the Board noted that although the Fund’s proposed advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s estimated total expenses were higher than the median of its expense group, although not significantly so, and below the median of its expense universe.
In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its fees so that each Fund’s net expense ratios would not exceed certain levels as set forth in each Fund’s prospectus. The Board also noted
that, to the extent that the Adviser waived fees pursuant to the expense limitation arrangement, the Fund’s actual advisory fee could be lower than its contractual advisory fee. Based on its review, the Board, including the Independent Trustees, determined that the
Adviser’s proposed fee for each Fund was fair and reasonable.
•
Profitability and Costs
The Board considered the anticipated level of profits to be realized by the Adviser in connection with the operation of each Fund.
The Board referred to a report included in the meeting materials that included the Adviser’s estimated profitability by Fund for the first year of operations. The Board noted the report took into account the revenue the Adviser would receive under both the
Advisory Agreement and the administrative services agreement between the Trust and the Adviser with respect to each Fund. Based on its review, the Board did not consider the Adviser’s estimated profitability to be excessive but noted that it would continue to periodically evaluate profitability.
•
Economies of Scale
The Board considered whether economies of scale or efficiencies would be realized by the Adviser as the Funds grow larger and the extent to which this is reflected in the proposed advisory and administrative fee schedules for each Fund. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with Funds and their shareholders in a variety of ways including (i) subsidizing a Fund’s

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
78 Basis for Approval of Investment Advisory Contracts
expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the Fund’s total expense ratio does not exceed certain levels, (ii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the
Fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iii) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a Fund and its shareholders. The Adviser explained that it had agreed, for a period of two years from the commencement of operations, to assume certain expenses of each of the Funds by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Fund’s net expense ratios do not exceed certain contractual levels. The Board also considered that the
Adviser could potentially share economies of scale or efficiencies with the Funds through reinvestment in, and enhancements to, the services that the Adviser provides to the Funds and their shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Funds, and the ongoing development of the Adviser’s infrastructure.
The Board considered these factors, and the relationship they bore to the fee charged to each Fund by the Adviser and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with each Fund once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in each Fund’s assets to determine whether economies of scale or efficiencies continued to be reflected in the applicable Fund’s fee arrangements.
•
Fall-Out and Other Benefits
The Board considered the extent to which fall-out benefits could accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Trust. In particular, the Board noted that it was proposed that the Adviser would also serve as the administrator for the Funds and would receive compensation for acting in that capacity and that it was proposed that Directed Services LLC, an affiliate of the Adviser, receive payments through a Rule 12b-1 plan to compensate it for providing distribution and shareholder services to owners of variable annuity contracts and variable life insurance policies that may invest in the Funds. The Board noted that the Adviser’s affiliated insurance company, as depositor of the insurance company separate accounts investing in each of the Funds, would receive certain significant tax benefits associated with such investments as well as other potential benefits.
The Board considered that the Funds would be offered as investment options through variable insurance contracts offered and sold by the Adviser’s insurance company affiliate and that the performance of a Fund may impact, positively or negatively, the insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s insurance company affiliate and Directed Services LLC each received compensation, which could include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
Appointment of Russell Investment Management, LLC as Sub-Adviser and Approval of Sub-Management and Compliance
Services Agreement (RIM Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided to each RIM Fund by RIM. The Board considered RIM’s responsibilities with respect to each RIM Fund pursuant to the RIM Agreement, and RIM’s relevant experience.
The Board noted that, subject to the oversight of the Adviser, RIM would be responsible for making investment decisions with respect to each RIM Fund; placing with brokers or dealers orders for the purchase and sale of investments for each RIM Fund; assisting the Adviser in overseeing any RIM Non-Discretionary Sub-Advisers to a RIM Fund; and performing certain related administrative and compliance functions. The Board also considered information regarding RIM’s process for selecting investments for each RIM
Fund, as well as information regarding the qualifications and experience of RIM’s portfolio managers who would provide services to each RIM Fund. In addition, the Board considered the Adviser’s familiarity with, and confidence in, RIM, and the results of the
Adviser’s due diligence. The Board also considered information regarding RIM’s procedures for executing portfolio transactions for each RIM Fund and RIM’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding RIM’s trading experience and how RIM would seek to achieve “best execution” on behalf of each RIM Fund.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 79
The Board then reviewed performance data relating to RIM’s management of other funds with a similar investment strategy to those proposed for the RIM Funds, as compared to an appropriate benchmark and peer group. The Board also considered RIM’s expertise, resources, proposed investment strategy, and personnel for advising each RIM Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each RIM Fund, that the nature, quality, and extent of the services to be provided by RIM were appropriate for the RIM Funds in light of their investment objective and, thus, supported a decision to approve the amended Sub-Management Agreement.
•
Fee
With respect to the RIM Agreement relating to each RIM Fund, the Board considered the proposed sub-advisory fee for RIM in light of the nature, quality and extent of the services proposed to be provided by RIM. The Board considered the relative level of the sub-advisory fee to be paid to RIM with respect to each RIM Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the Adviser and not delegated to or assumed by RIM.
The Board further noted that the Adviser, and not the RIM Funds, would pay RIM and that the proposed sub- advisory fees were negotiated between RIM and the Adviser. Moreover, the Board noted that the Adviser believed that the fees agreed upon with RIM were reasonable in light of the nature, quality, and extent of the investment sub-advisory services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each RIM Fund, that the proposed sub-advisory fee for RIM was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to RIM and its affiliates as a result of its relationship with the Trust. In particular, the Board noted (i) RIM’s affiliated broker, Russell Investments Implementation
Services, LLC, could receive commissions as it was being considered for effecting portfolio transactions for the RIM Funds;
(ii) RIM, its affiliates and their fund complexes could obtain lower commission rates and more effective trade execution from aggregation of trades of the RIM Funds and other clients; (iii) RIM, its affiliates and their fund complexes could benefit from fee schedules negotiated with certain service providers which are based on global assets under management (e.g., non-discretionary sub-advisers and custodians); (iv) it was possible that certain service providers could charge RIM and its affiliates lower fees based on the totality of the business relationships between the parties; and (v) certain RIM affiliates could provide services to the Trust and receive fees for such services. In addition, the Board noted RIM could benefit indirectly from its relationships with the RIM Funds, including through the reputation of being employed by the Adviser and if RIM included the RIM Funds’ assets and performance record in composites it uses, which could contribute to RIM’s ability to obtain other clients for its investment management services.
The Board also noted that RIM would benefit from greater exposure in the marketplace with respect to its investment processes and from expanding its level of assets under management, and that RIM could derive benefits from its association with the Adviser and other sub-advisers (as applicable) to a Fund. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of Franklin Advisers, LLC as Sub-Adviser and Approval of Discretionary Sub-Management Agreement
(FT Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided to each FT Fund by Franklin. The Board considered Franklin’s responsibilities with respect to each FT Fund pursuant to the Franklin Agreement, and Franklin’s relevant experience. The Board noted that, subject to the oversight of the Adviser, Franklin would be responsible for making investment

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
80 Basis for Approval of Investment Advisory Contracts
decisions with respect to each FT Fund; placing with brokers or dealers orders for the purchase and sale of investments for each
FT Fund; and assisting the Adviser in overseeing any Franklin Non-Discretionary Sub-Advisers to an FT Fund. The Board also considered information regarding Franklin’s process for selecting investments for each FT Fund, as well as information regarding the qualifications and experience of Franklin’s portfolio managers who would provide services to each FT Fund. The Board also considered the Adviser’s familiarity with, and confidence in, Franklin, and the results of the Adviser’s due diligence. The Board also considered information regarding Franklin’s procedures for executing portfolio transactions for each FT Fund and Franklin’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding Franklin’s trading experience and how Franklin would seek to achieve “best execution” on behalf of each FT Fund.
The Board then reviewed hypothetical returns representing a customized portfolio produced using publicly disclosed fund returns for the Putnam Small Cap Growth Fund, and the Royce Small Cap Opportunity Fund, as well as returns from the simulated Franklin
U.S. Multi-Factor Equity Strategy, all representative of the models that will comprise the US Small Cap Fund. The Board also considered Franklin’s expertise, resources, proposed investment strategy, and personnel for advising each FT Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the nature, quality and extent of the services to be provided by Franklin were appropriate for the FT Fund in light of its investment objective and, thus, supported a decision to approve the Franklin Agreement.
•
Fee
With respect to the Franklin Agreement relating to each FT Fund, the Board considered the proposed sub-advisory fee for Franklin in light of the nature, quality and extent of the services proposed to be provided by Franklin. The Board considered the relative levels of the sub-advisory fee to be paid to Franklin with respect to each FT Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin.
The Board noted that the Adviser, and not the FT Funds, would pay Franklin and that each proposed sub- advisory fee was negotiated between Franklin and the Adviser. Moreover, the Board noted that the Adviser believes the fee agreed upon with Franklin is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the proposed sub-advisory fee for
Franklin is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to Franklin as a result of its relationship with the Trust. In particular, the Board noted Franklin could benefit indirectly from its relationships with the FT Funds, including through the reputation of being employed by the Adviser and if Franklin included the FT Funds’ assets and performance record in composites it used, which could contribute to Franklin’s ability to obtain other clients for its investment management services. In addition, Franklin could receive research and services obtained with client commissions generated by the FT Funds.
Research/services obtained with client commissions generated by Franklin’s clients could be shared with Franklin’s advisory affiliates. The Board also noted that Franklin could benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that Franklin could derive benefits from its association with the Adviser and other sub- advisers/non-discretionary sub-advisers (as applicable) to a Fund. The Board, including the Independent
Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable US Large Cap Core Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM Large Cap Core Non-

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 81
Discretionary Sub-Adviser to the Venerable US Large Cap Core Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM Large Cap Core Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the Venerable US Large Cap Core Equity Fund and RIM would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM Large Cap Core Non-Discretionary Sub-Adviser, and the
results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap Core
Equity Fund, that the nature, quality and extent of the services to be provided by each RIM Large Cap Core Non-Discretionary Sub-
Adviser were appropriate for the Venerable US Large Cap Core Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-Management Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the Venerable Large Cap Core Equity Fund, the Board considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM
Large Cap Core Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM Large Cap Core Non-Discretionary Sub-Adviser with respect to the Venerable US Large Cap Core Equity Fund, the sub-
advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM Large
Cap Core Non-Discretionary Sub-Adviser. The Board further noted that RIM, and not the Fund, would pay each RIM Large Cap
Core Non-Discretionary Sub-Adviser and that the proposed sub-management fees were negotiated between RIM and each RIM
Large Cap Core Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval.
Moreover, the Board noted that the Adviser believed that the fee agreed upon with each RIM Large Cap Core Non-Discretionary
Sub-Adviser is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap Core Equity Fund, that the proposed sub-management fee for each RIM Large Cap Core Non-Discretionary Sub-Adviser is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed RIM Large Cap
Core Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each RIM Large Cap Core Non-Discretionary Sub-Adviser may benefit indirectly from its relationship with the Venerable US Large Cap Core Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM Large Cap Core Non-Discretionary Sub-Adviser includes the Venerable US Large Cap Core Equity Fund’s assets and performance record in composites it uses. This may contribute to a RIM Large Cap Core Non-Discretionary Sub-Adviser’s ability to obtain other clients for their investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable Emerging Markets Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM Emerging Markets
Non-Discretionary Sub-Adviser to the Emerging Markets Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
82 Basis for Approval of Investment Advisory Contracts
based on certain investment guidelines for the Emerging Markets Equity Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM Emerging Markets Non-Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Emerging Markets Equity Fund, that the nature, quality and extent of the services to be provided by each RIM Emerging Markets Non-Discretionary Sub-Adviser were appropriate for the Emerging Markets Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-Management Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the Emerging Markets Equity Fund, the Board considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM
Emerging Markets Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM Emerging Markets Non-Discretionary Sub- Adviser with respect to the Emerging Markets Equity Fund, the sub-
advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM Emerging
Markets Non-Discretionary Sub-Adviser. The Board further noted that the Adviser, and not the Emerging Markets Equity Fund, would pay each RIM Emerging Markets Non-Discretionary Sub-Adviser and that the proposed non-discretionary sub-adviser fees were negotiated between RIM and each RIM Emerging Markets Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believes that the fee agreed upon with each RIM Emerging Markets Non-Discretionary Sub-Adviser is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Emerging
Markets Equity Fund, that the proposed non-discretionary sub-adviser fee for each RIM Emerging Markets Non-Discretionary Sub-
Adviser is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed RIM Emerging
Markets Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each RIM Emerging Markets Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the Emerging Markets Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM
Emerging Markets Non-Discretionary Sub-Adviser included the Emerging Markets Equity Fund’s assets and performance record in composites it used, which could contribute to a RIM Emerging Markets Non-Discretionary Sub-Adviser’s ability to obtain other clients for their investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that these were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of RIM Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management Agreements
(Venerable World Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each RIM World Equity Non-
Discretionary Sub-Adviser to the World Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, each RIM World Equity Non-Discretionary Sub-Adviser would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the World Equity Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, each RIM World Equity Non- Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 83
Based on its review, the Board, including the Independent Trustees, determined, with respect to the World Equity Fund, that the nature, quality and extent of the services to be provided by each RIM World Equity Non- Discretionary Sub-Adviser were appropriate for the World Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-
Management Agreements.
•
Fee
With respect to each RIM Sub-Management Agreement relating to the World Equity Fund, the Board considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each RIM World Equity
Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each RIM World
Equity Non-Discretionary Sub-Adviser with respect to the World Equity Fund, the sub-advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by RIM or each RIM World Equity Non-Discretionary Sub-Adviser.
The Board further noted that the Adviser, and not the World Equity Fund, would pay each RIM World Equity Non- Discretionary
Sub-Adviser and that the proposed non-discretionary sub-adviser fees were negotiated between RIM and each RIM World Equity
Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the
Board noted that the Adviser believes that the fee agreed upon with each RIM World Equity Non-Discretionary Sub-Adviser is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the
Independent Trustees, determined, with respect to the World Equity Fund, that the proposed non-discretionary sub-adviser fee for each RIM World Equity Non-Discretionary Sub-Adviser is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed RIM World
Equity Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace.
The Board noted that each RIM World Equity Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the
World Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and if a RIM World Equity Non-
Discretionary Sub-Adviser included the World Equity Fund’s assets and performance record in composites it used, which could contribute to a RIM World Equity Non-Discretionary Sub-Adviser’s ability to obtain other clients for their investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
Appointment of Franklin Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management
Agreements (Venerable US Large Cap Strategic Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser to the Venerable US Large Cap Strategic Equity Fund. The Board considered that, subject to the oversight of the Adviser and Franklin, each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser would be responsible for providing Franklin with a model portfolio based on certain investment guidelines for the Venerable US Large Cap Strategic Equity
Fund, and Franklin would utilize each model portfolio when purchasing and selling securities for a specific portion of the Fund.
The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin Large Cap Strategic Non-
Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap
Strategic Equity Fund, that the nature, quality and extent of the services to be provided by each Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser were appropriate for the Venerable US Large Cap Strategic Equity Fund in light of its investment objective and, thus, supported a decision to approve the Franklin Sub-Management Agreements.

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
84 Basis for Approval of Investment Advisory Contracts
•
Fee
With respect to the Franklin Sub-Management Agreements relating to the Venerable US Large Cap Strategic Equity Fund, the Board
considered the proposed sub-management fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee to be paid to each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser with respect to the Venerable US Large Cap
Strategic Equity Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin Large Cap Strategic Non-Discretionary Sub-Adviser. The Board noted that, with respect to sub-management compensation, Franklin and its affiliated sub-advisers utilized internal transfer pricing arrangements. The Board further noted that Franklin, and not the Fund, would pay each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser and
that each proposed sub-management fee was negotiated between Franklin and each Franklin Large Cap Strategic Non-Discretionary
Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the
Adviser believed that the fee agreed upon with each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent
Trustees, determined, with respect to the Venerable US Large Cap Strategic Equity Fund, that the proposed sub-management fee for each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that may accrue to each proposed Franklin Large
Cap Strategic Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace. The Board noted that each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser may benefit indirectly from its relationship with the Venerable US Large Cap Strategic Equity Fund, including through the reputation of being engaged by the
Adviser and Franklin, and if a Franklin Large Cap Strategic Non-Discretionary Sub-Adviser includes the Venerable US Large Cap
Strategic Equity Fund’s assets and performance record in composites it uses. This may contribute to a Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the
Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they are most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each
Fund.
Appointment of Franklin Non-Discretionary Sub-Advisers and Approval of Non-Discretionary Sub-Management
Agreements (Venerable US Small Cap Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by each Franklin US Small Cap Non-
Discretionary Sub-Adviser to the US Small Cap Fund. The Board considered that, subject to the oversight of the Adviser and
Franklin, each Franklin US Small Cap Non-Discretionary Sub-Adviser would be responsible for providing Franklin with a model portfolio based on certain investment guidelines for the US Small Cap Fund. The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin US Small Cap Non-Discretionary Sub-Adviser, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the US Small Cap Fund, that the nature, quality and extent of the services to be provided by each Franklin US Small Cap Non- Discretionary Sub-Adviser were appropriate for the US Small Cap Fund in light of its investment objective and, thus, supported a decision to approve the Franklin
Sub-Management Agreements.
•
Fee

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 85
With respect to the Franklin Sub-Management Agreement relating to the US Small Cap Fund, the Board considered the proposed sub-advisory fees in light of the nature, quality and extent of the services proposed to be provided by each Franklin US Small Cap
Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-advisory fee to be paid to each Franklin US
Small Cap Non-Discretionary Sub-Adviser with respect to the US Small Cap Fund, the sub-advisory fee to be retained by Franklin, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin or a Franklin US Small Cap Non-Discretionary
Sub-Adviser. The Board noted that, with respect to non-discretionary sub-adviser compensation, Franklin and its affiliated non-
discretionary sub-advisers utilized internal transfer pricing arrangements. The Board further noted that the Adviser, and not the
Fund, would pay each Franklin US Small Cap Non-Discretionary Sub-Adviser and that each proposed non-discretionary sub-
advisory fee was negotiated between Franklin and each Franklin Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believes that the fee agreed upon with each Franklin US Small Cap Non-Discretionary Sub-Adviser is reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the US Small Cap
Fund, that the proposed non-discretionary sub- advisory fee for each Franklin US Small Cap Non-Discretionary Sub-Adviser is fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each proposed Franklin US Small
Cap Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace. The
Board noted that each Franklin US Small Cap Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the US Small Cap Fund, including through the reputation of being engaged by the Adviser and Franklin, and if a Franklin US Small
Cap Non-Discretionary Sub-Adviser included the US Small Cap Fund’s assets and performance record in composites it used, which could contribute to a Franklin US Small Cap Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out”
and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each FT Fund.

Venerable Variable Insurance Trust
Adviser, Sub-Advisers and Service Providers — June 30, 2025 (Unaudited)
86 Adviser, Sub-Advisers and Service Providers
Interested Trustees
Michal Levy
Timothy W. Brown
Independent Trustees
Sherilyn Anderson
John Guy
Julian Sluyters
Officers
Michal Levy, President
Ross Erickson, Treasurer
John Bruggeman, Assistant Treasurer
Cheryl Wichers, Chief Compliance Officer
Kristina Magolis, Secretary
Julie Vossler, Assistant Secretary
Adviser and Administrator
Venerable Investment Advisers, LLC
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
Discretionary Sub-Advisers
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101*
Franklin Advisers, Inc.
1 Franklin Parkway
San Mateo, CA 94403
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101*
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(800) 366-0066
Legal Counsel
Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101*
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, PA 19103
Non-Discretionary Sub-Advisers
Brandywine Global Investment Management, LLC
1735 Market Street
Philadelphia, PA 19103
ClearBridge Investments, LLC
620 8th Avenue
New York, NY 10018
Note: Venerable High Yield Fund and Venerable Strategic Bond Fund are
sub-advised by Franklin Advisers, Inc. Venerable Large Cap Index Fund and
Venerable Moderate Allocation Fund are sub-advised by Russell Investment
Management, LLC.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.
* Effective September 2025, the address will change to 401 Union Street, Suite 1800, Seattle, Washington 98101.

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)   Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert

(b)   Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Venerable Variable Insurance Trust

By:      /s/ Michal Levy
            Michal Levy
President (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Michal Levy
            Michal Levy
President (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  August 27, 2025

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer (Principal Financial Officer), Venerable Variable Insurance Trust
Date:  August 27, 2025